Tax-Exempt
                                  ANNUAL REPORT

                                  JUNE 30, 1998


                                    TAX-FREE
                                   MONEY FUND



                               CALIFORNIA TAX-FREE
                                   MONEY FUND



                                  OHIO TAX-FREE
                                   MONEY FUND



                                FLORIDA TAX-FREE
                                   MONEY FUND



                              TAX-FREE INTERMEDIATE
                                    TERM FUND



                                  OHIO INSURED
                                  TAX-FREE FUND



                                    KENTUCKY
                                  TAX-FREE FUND



Countrywide Investments


COUNTRYWIDE TAX-FREE TRUST
312 Walnut St., 21st Floor
Cincinnati, Ohio 45202-4094
Nationwide: (Toll Free) 800-543-8721
Cincinnati: 629-2000
Rate Line: 579-0999

Shareholder Services
Nationwide: (Toll Free) 800-543-0407
Cincinnati: 629-2050

BOARD OF TRUSTEES
Angelo R. Mozilo, Chairman
Robert H. Leshner, President
Donald L. Bogdon, M.D.
H. Jerome Lerner
Howard J. Levine
Fred A. Rappoport
Oscar P. Robertson
John F. Seymour, Jr.
Sebastiano Sterpa

INVESTMENT ADVISER
Countrywide Investments, Inc.
312 Walnut St., 21st Floor
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354


This report is authorized for distribution only when it is accompanied or preceded by a current prospectus of Countrywide Tax-Free Trust.

TABLE OF CONTENTS
================================================================================

Letter From the Chairman.......................................................2
Letter From the President......................................................3
Management Discussion and Analysis...........................................4-6
Statements of Assets and Liabilities........................................7-10
Statements of Operations...................................................11-14
Statements of Changes in Net Assets........................................15-18
Financial Highlights.......................................................19-26
Notes to Financial Statements..............................................27-33
Portfolios of Investments:
     Tax-Free Money Fund...................................................34-35
     California Tax-Free Money Fund........................................36-37
     Ohio Tax-Free Money Fund..............................................38-42
     Florida Tax-Free Money Fund...........................................43-45
     Tax-Free Intermediate Term Fund.......................................46-49
     Ohio Insured Tax-Free Fund............................................50-52
     Kentucky Tax-Free Fund...................................................53
Notes to Portfolios of Investments............................................54
Report of Independent Public Accountants......................................55

LETTER FROM THE CHAIRMAN
================================================================================
                                                     Photo of: Angelo R. Mozilo

Dear Shareholders:

Nearly 30 years ago David Loeb and I envisioned a full-service mortgage company that would provide homeownership opportunities to people across the country. Since our inception in 1969, Countrywide Credit Industries, Inc. has strategically broadened its scope to offer a complete line of finance-related products, and today, Countrywide is widely recognized as a highly skilled provider of diversified products and services.

There are currently 17 funds offered through the Countrywide Family of Funds, comprised of an innovative financial product line designed to meet the diverse needs of our investors. As we continue to add new funds, shareholders will be provided with an even broader range of investment choices. Our merger and acquisition team at Countrywide Investments continually seeks out new opportunities to grow the financial portfolio. By anticipating the needs of our investors, Countrywide Investments also works diligently to provide numerous shareholder services.

As the nation's largest independent residential mortgage lender and servicer, Countrywide delivers the dream of homeownership to more than 1.8 million customers. With 430 offices nationwide and more than 8,500 employees, Countrywide remains focused on steady growth. The diverse line of Countrywide funds is an important strategy which augments our mortgage lending and servicing operations.

Countrywide is committed to the needs of our investors. We will continue to search for and offer financial products and services that will grow shareholder value. We look forward to the developing financial opportunities as we approach the turn of the century.

Sincerely,

/s/ Angelo R. Mozilo

Angelo R. Mozilo
Chairman & Chief Executive Officer

LETTER FROM THE PRESIDENT
================================================================================
                                                   Photo of: Robert H. Leshner

Dear Fellow Shareholders:

We are pleased to present the Countrywide Tax-Free Trust audited annual report for the fiscal year ended June 30, 1998. This report provides financial data and performance information for the Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund, Florida Tax-Free Money Fund, Tax-Free Intermediate Term Fund, Ohio Insured Tax-Free Fund and Kentucky Tax-Free Fund. These Funds represent the seven tax-free money market and bond products currently offered among the 17 mutual funds that comprise the Countrywide Family of Funds.

Economic growth continued to be strong during the past year. Consumer confidence, combined with record low unemployment, led to a surge in consumer spending and one of the strongest periods on record for the housing market. The strong domestic picture was in steep contrast to the financial crisis in Asian markets. As the year progressed, the effects of troubled Asian economies were felt increasingly at home, suppressing the revenues and profits of many U.S. companies, especially those with a significant presence in Asia.

The extraordinary mix of strong economic growth and disinflation in the U.S. left fixed-income investors in a quandary. However, inspired by deteriorating economic conditions abroad and remarkable performance domestically, interest rates moved substantively lower during the fiscal year. Lower rates, combined with the healthiest municipal balance sheets we have seen in years, spurred many municipalities to access credit markets to fund new and existing projects. The resulting glut of municipal supply pressured prices of tax-exempt bonds, leading to underperformance relative to Treasury securities.

We believe the economy will continue to do well, with inflation remaining subdued. As the year progresses, the fast pace of municipal issuance is likely to slow, another positive sign for the tax-free market. In general, fixed-income markets should benefit from continued disinflation and the prospect of a budget surplus.

Countrywide Investments remains committed to providing products and services that help investors meet their financial goals. Our success has been built on the confidence investors have extended to us. We thank you for your support and look forward to offering service to you in the future.

Sincerely,

/s/ Robert H. Leshner

Robert H. Leshner
President


MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================
Overview
The performance of the domestic economy over the twelve months ended June 30, 1998 has been nothing short of remarkable. Economic growth continued at an above trend pace with little or no signs of inflation. In fact, inflation, as measured by the Consumer Price Index, declined from an annual rate of 2.3% on June 30, 1997 to 1.7% a year later. Employment growth, rising incomes and a very strong stock market buoyed consumer confidence and led to the tremendous growth experienced over the past year. After a rocky start, the performance of the bond market was impressive as well. During the summer of 1997, bond yields experienced somewhat of a roller coaster ride as investor focus shifted from the low level of inflation to the robust domestic economy. However, in the months that followed, the focus of investors shifted again to the financial crisis unfolding in Asia. Bond investors became concerned that weakness in the Asian economies would negatively impact our domestic economy and, in turn, allow interest rates to move lower. This remained the dominant theme for the balance of the fiscal year.

In the Treasury market, yields declined with the 30-year Treasury bond reaching a near record low of 5.62% on June 30,1998. Yields on short and intermediate-term Treasuries did not decline as much, however, as the realization that the Federal Reserve would not lower interest rates provided a floor for yields on short and intermediate-term Treasuries. Performance in the municipal market lagged that of the Treasury market for much of the fiscal year. Low interest rates and healthy financial positions spurred municipalities to issue a near record amount of new debt. This burdensome new-issue supply caused municipal bonds to underperform relative to Treasuries.

Tax-Free Intermediate Term Fund
The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-grade municipal obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective. For the fiscal year ended June 30, 1998, the Fund's total returns (excluding the impact of applicable sales loads) were 5.63% and 4.85% for Class A shares and Class C shares, respectively. The Lehman Brothers 5-Year Municipal G.O. Bond Index returned 6.35% during the same period.

The Tax-Free Intermediate Term Fund performed comparably to the Lehman Brothers 5-Year Municipal G.O. Bond Index after giving consideration to associated operating expenses of the Fund. Our focus in this Fund remains unchanged: to provide high tax-free income while minimizing principal volatility. Given the relative steepness of the municipal yield curve, we have recently been buying in the ten to fifteen year maturity range where the investor is being compensated for the additional risk.

Ohio Insured Tax-Free Fund
The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with protection of capital. The Fund invests primarily in high and medium-quality, long-term Ohio municipal obligations which are protected by insurance guaranteeing the payment of principal and interest in the event of a default. For the fiscal year ended June 30, 1998, the Fund's total returns (excluding the impact of applicable sales loads) were 7.03% and 6.24% for Class A shares and Class C shares, respectively. The Lehman Brothers 15-Year Municipal G.O. Bond Index returned 9.64% during the same period.

Performance of the Fund lagged the performance of the Lehman Brothers 15-Year Municipal G.O. Bond Index during the first half of the fiscal year as the general decline in interest rates, combined with the Fund's shorter maturity and duration, hampered our ability to keep pace. In the second half of the fiscal year, we selectively sold short-term prerefunded issues and invested the proceeds in securities with maturities of twenty to twenty-five years and good call protection. While this swap generated long-term capital gains in the Fund, we felt it was necessary for two reasons. First, the issues that were sold had realized most of their upside price potential and would only decline in price as they approached maturity. Second, we felt the need to restructure the maturity and duration characteristics of the portfolio in an effort to keep pace with its benchmark on a total return basis. Going forward, we will continue to look for those issues which, we believe, will provide the best combination of yield and total return.

Kentucky Tax-Free Fund
The Kentucky Tax-Free Fund seeks the highest level of interest income exempt from federal and Kentucky income taxes, consistent with the protection of capital. The Fund invests primarily in high and medium-quality Kentucky municipal obligations. For the ten months ended June 30, 1998, the Fund's total return (excluding the impact of applicable sales loads) was 6.05%, as compared to 6.72% for the Lehman Brothers Municipal Bond Index during the same period.

In September 1997, we acquired the Kentucky Tax-Free Fund and assumed portfolio management responsibility. At that time, the Fund was managed to maximize liquidity and, as a result, had a weighted-average maturity comparable to that of intermediate-term funds. After researching the market, we determined that a long-term maturity structure would allow us to be more competitive with the other Kentucky tax-free funds in the marketplace. During the first four months of the fiscal period, we underperformed the Lehman Brothers Municipal Bond Index due to the relatively short average maturity of the portfolio. In late 1997, we began to extend the weighted-average maturity of the Fund to bring it more in line with its benchmark and our peers. This enhanced the performance of the Fund during the last six months of the period. We will continue to extend the average maturity of the Fund by seeking issues with maturities of twenty to twenty-five years and good call protection.

Outlook
Our outlook for the remainder of the year is constructive for the bond market. With the exception of a larger trade deficit, there has been little impact on the U.S. economy from the Asian financial crisis. Consumer demand, which has been one of the main drivers of economic growth, remains strong. However, if the stock market should falter, consumers will be less willing to spend more than they are earning. A slowdown in consumption would likely reduce economic activity, allowing interest rates to move lower. In addition, given that municipals have lagged the Treasury market for much of the year, we believe that municipal bonds offer investors added value as a fixed-income investment alternative.




A Representation of the Graphic Material Contained in the June 30, 1998 Annual Report for Countrywide Tax-Free Trust is set forth below:

Comparison of the Change in Value since June 30, 1988 of a $10,000 Investment in the Tax-Free Intermediate Term Fund* and the Lehman Brothers 5-Year Municipal G.O. Bond Index

LEHMAN BROTHERS 5-YEAR MUNICIPAL G.O.           TAX-FREE INTERMEDIATE TERM FUND:
BOND INDEX:
              QTRLY                                         QTRLY
 DATE         RETURN        BALANCE            DATE         RETURN      BALANCE

 06/30/88                    10,000            06/30/88                  9,800
 09/30/88      1.14%         10,114            09/30/88       1.14%      9,911
 12/31/88      0.61%         10,176            12/31/88       1.16%     10,027
 03/31/89     -0.28%         10,147            03/31/89       0.79%     10,106
 06/30/89      4.70%         10,624            06/30/89       2.56%     10,364
 09/30/89      1.11%         10,742            09/30/89       1.54%     10,524
 12/31/89      2.99%         11,063            12/31/89       2.32%     10,769
 03/31/90      0.48%         11,116            03/31/90       0.57%     10,830
 06/30/90      2.24%         11,365            06/30/90       1.78%     11,023
 09/30/90      1.06%         11,486            09/30/90       0.47%     11,075
 12/31/90      3.32%         11,867            12/31/90       3.11%     11,419
 03/31/91      2.15%         12,122            03/31/91       1.93%     11,638
 06/30/91      1.75%         12,334            06/30/91       1.69%     11,836
 09/30/91      3.55%         12,772            09/30/91       2.89%     12,178
 12/31/91      3.35%         13,200            12/31/91       2.29%     12,457
 03/31/92     -0.08%         13,190            03/31/92       0.48%     12,516
 06/30/92      3.25%         13,618            06/30/92       2.87%     12,875
 09/30/92      2.49%         13,957            09/30/92       2.19%     13,157
 12/31/92      1.59%         14,179            12/31/92       1.98%     13,417
 03/31/93      2.54%         14,539            03/31/93       3.40%     13,874
 06/30/93      2.36%         14,883            06/30/93       2.78%     14,259
 09/30/93      2.16%         15,204            09/30/93       3.17%     14,711
 12/31/93      1.23%         15,391            12/31/93       1.19%     14,885
 03/31/94     -3.15%         14,906            03/31/94      -3.37%     14,383
 06/30/94      1.34%         15,106            06/30/94       0.82%     14,501
 09/30/94      0.81%         15,228            09/30/94       0.57%     14,583
 12/31/94     -0.33%         15,178            12/31/94      -0.91%     14,450
 03/31/95      4.06%         15,794            03/31/95       4.35%     15,077
 06/30/95      2.55%         16,197            06/30/95       2.29%     15,422
 09/30/95      2.73%         16,639            09/30/95       2.07%     15,741
 12/31/95      1.83%         16,944            12/31/95       2.43%     16,123
 03/31/96      0.32%         16,999            03/31/96      -0.43%     16,054
 06/30/96      0.43%         17,072            06/30/96       0.40%     16,119
 09/30/96      1.63%         17,350            09/30/96       1.60%     16,377
 12/31/96      2.18%         17,728            12/31/96       2.26%     16,747
 03/31/97     -0.16%         17,700            03/31/97      -0.15%     16,722
 06/30/97      2.49%         18,141            06/30/97       2.36%     17,116
 09/30/97      2.19%         18,539            09/30/97       1.87%     17,435
 12/31/97      1.84%         18,880            12/31/97       1.69%     17,729
 03/31/98      1.17%         19,101            03/31/98       0.84%     17,878
 06/30/98      1.01%         19,294            06/30/98       1.13%     18,080

*The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was September 10, 1981, and the initial public offering of Class C shares commenced on February 1, 1994.

Tax-Free Intermediate Term Fund
Average Annual Total Returns

                    1 Year     5 Years     10 Years     Since Inception
Class A             3.52%      4.44%       6.10%        6.29%
Class C             4.85%       ---         ---         3.74%

Past performance is not predictive of future performance.

Comparison of the Change in Value since June 30, 1988 of a $10,000 Investment in the Ohio Insured Tax-Free Fund* and the Lehman Brothers 15-Year Municipal G.O. Bond Index

LEHMAN BROTHERS 15-YEAR MUNICIPAL
G.O. BOND INDEX:                                  OHIO INSURED TAX-FREE FUND:

                QTRLY                                         QTRLY
 DATE           RETURN       BALANCE           DATE           RETURN     BALANCE

 06/30/88                    10,000            06/30/88                    9,600
 09/30/88       2.57%        10,257            09/30/88        2.15%       9,806
 12/31/88       1.94%        10,456            12/31/88        2.24%      10,026
 03/31/89       0.38%        10,496            03/31/89        0.79%      10,104
 06/30/89       6.32%        11,159            06/30/89        4.27%      10,536
 09/30/89      -0.43%        11,111            09/30/89       -0.04%      10,532
 12/31/89       4.42%        11,602            12/31/89        3.71%      10,923
 03/31/90      -0.01%        11,601            03/31/90       -0.10%      10,912
 06/30/90       2.29%        11,867            06/30/90        1.90%      11,118
 09/30/90      -0.41%        11,818            09/30/90        0.08%      11,127
 12/31/90       4.42%        12,340            12/31/90        3.97%      11,569
 03/31/91       1.85%        12,569            03/31/91        1.78%      11,775
 06/30/91       1.96%        12,815            06/30/91        1.96%      12,006
 09/30/91       4.09%        13,339            09/30/91        3.67%      12,446
 12/31/91       3.13%        13,757            12/31/91        3.19%      12,842
 03/31/92       0.54%        13,831            03/31/92       -0.06%      12,835
 06/30/92       3.81%        14,358            06/30/92        4.35%      13,393
 09/30/92       2.86%        14,769            09/30/92        1.95%      13,654
 12/31/92       2.47%        15,133            12/31/92        2.29%      13,967
 03/31/93       4.24%        15,775            03/31/93        3.78%      14,495
 06/30/93       3.67%        16,354            06/30/93        3.70%      15,032
 09/30/93       4.17%        17,036            09/30/93        3.86%      15,611
 12/31/93       1.56%        17,302            12/31/93        0.73%      15,725
 03/31/94      -6.78%        16,129            03/31/94       -5.28%      14,894
 06/30/94       1.42%        16,358            06/30/94        0.50%      14,969
 09/30/94       0.41%        16,425            09/30/94        0.17%      14,995
 12/31/94      -1.75%        16,137            12/31/94       -0.77%      14,880
 03/31/95       8.41%        17,494            03/31/95        6.59%      15,861
 06/30/95       2.23%        17,885            06/30/95        1.69%      16,129
 09/30/95       3.65%        18,537            09/30/95        2.33%      16,506
 12/31/95       4.05%        19,288            12/31/95        4.45%      17,241
 03/31/96      -0.95%        19,105            03/31/96       -2.15%      16,869
 06/30/96       0.35%        19,172            06/30/96        0.44%      16,944
 09/30/96       2.40%        19,632            09/30/96        2.38%      17,346
 12/31/96       3.03%        20,227            12/31/96        2.44%      17,770
 03/31/97      -0.07%        20,213            03/31/97       -0.81%      17,625
 06/30/97       4.18%        21,057            06/30/97        3.21%      18,190
 09/30/97       3.43%        21,780            09/30/97        2.42%      18,631
 12/31/97       2.83%        22,396            12/31/97        2.24%      19,049
 03/31/98       1.32%        22,692            03/31/98        0.89%      19,218
 06/30/98       1.76%        23,091            06/30/98        1.31%      19,469


Ohio Insured Tax-Free Fund
Average Annual Total Returns

                    1 Year     5 Years     10 Years     Since Inception
Class A             2.75%      4.45%       6.89%        7.68%
Class C             6.24%       ---         ---         4.33%

*The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was April 1, 1985, and the initial public offering of Class C shares commenced on November 1, 1993.

Past performance is not predictive of future performance.

Comparison of the Change in Value Since Inception (September 27, 1995) of a $10,000 Investment in the Kentucky Tax-Free Fund and the Lehman Brothers Municipal Bond Index

LEHMAN BROTHERS MUNICIPAL
BOND INDEX: (w/ reinvested divds)               KENTUCKY TAX-FREE FUND:

             MONTHLY                                    MONTHLY
DATE         RETURN        BALANCE         DATE         RETURN        BALANCE
09/27/95                   10,000          09/27/95                     9,600
10/31/95     1.45%         10,145          10/31/95      2.42%          9,832
11/30/95     1.66%         10,313          11/30/95      1.90%         10,019
12/31/95     0.96%         10,412          12/31/95      1.23%         10,142
01/31/96     0.76%         10,492          01/31/96      0.65%         10,208
02/29/96    -0.68%         10,420          02/29/96     -0.73%         10,133
03/31/96    -1.28%         10,287          03/31/96     -1.20%         10,011
04/30/96    -0.28%         10,258          04/30/96     -0.17%          9,994
05/31/96    -0.04%         10,254          05/31/96     -0.01%          9,992
06/30/96     1.09%         10,366          06/30/96     -0.18%          9,974
07/31/96     0.91%         10,460          07/31/96      1.66%         10,140
08/31/96    -0.02%         10,458          08/31/96      0.17%         10,157
09/30/96     1.40%         10,604          09/30/96      1.00%         10,259
10/31/96     1.13%         10,724          10/31/96      0.94%         10,355
11/30/96     1.83%         10,920          11/30/96      1.53%         10,514
12/31/96    -0.42%         10,875          12/31/96     -0.34%         10,478
01/31/97     0.19%         10,895          01/31/97      0.26%         10,505
02/28/97     0.92%         10,995          02/28/97      0.89%         10,598
03/31/97    -1.33%         10,849          03/31/97     -0.75%         10,518
04/30/97     0.84%         10,940          04/30/97      0.53%         10,574
05/31/97     1.50%         11,104          05/31/97      1.03%         10,684
06/30/97     1.07%         11,223          06/30/97      0.72%         10,761
07/31/97     2.77%         11,534          07/31/97      1.90%         10,965
08/31/97    -0.94%         11,426          08/31/97     -0.55%         10,904
09/30/97     1.19%         11,562          09/30/97      1.13%         11,027
12/31/97     2.71%         11,875          12/31/97      2.06%         11,254
03/31/98     1.15%         12,012          03/31/98      1.02%         11,368
06/30/98     1.52%         12,194          06/30/98      1.72%         11,564

Kentucky Tax-Free Fund
Average Annual Total Returns

1 Year       Since Inception
3.17%        5.40%

Past performance is not predictive of future performance.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1998
======================================================================================
                                                                            CALIFORNIA
                                                                TAX-FREE      TAX-FREE
                                                              MONEY FUND    MONEY FUND
--------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost ...................................   $36,750,235   $40,814,685
                                                             ===========   ===========

   At amortized cost .....................................   $36,707,536   $40,697,653
                                                             ===========   ===========
   At market value (Note 2) ..............................   $36,707,536   $40,697,653
Cash .....................................................       325,444       105,757
Interest receivable ......................................       309,049       503,229
Receivable for securities sold ...........................       500,000          --
Other assets .............................................         8,908         2,348
                                                             -----------   -----------
     TOTAL ASSETS ........................................    37,850,937    41,308,987
                                                             -----------   -----------

LIABILITIES
Dividends payable ........................................           954         5,230
Payable for securities purchased .........................       438,641       264,008
Payable to affiliates (Note 4) ...........................        23,780        23,446
Other accrued expenses and liabilities ...................         4,119         3,471
                                                             -----------   -----------

     TOTAL LIABILITIES ...................................       467,494       296,155
                                                             -----------   -----------


NET ASSETS ...............................................   $37,383,443   $41,012,832
                                                             ===========   ===========

Net assets consist of:
Paid-in capital ..........................................   $37,384,479   $41,014,335
Accumulated net realized losses from security transactions       ( 1,036 )     ( 1,503 )
                                                             -----------   -----------

Net assets ...............................................   $37,383,443   $41,012,832
                                                             ===========   ===========


Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 5) ...    37,394,922    41,014,335
                                                             ===========   ===========


Net asset value, offering price and redemption price
  per share (Note 2) .....................................   $      1.00   $      1.00
                                                             ===========   ===========

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1998
=======================================================================================================
                                                                                OHIO            FLORIDA
                                                                                TAX-FREE       TAX-FREE
                                                                              MONEY FUND     MONEY FUND
-------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost ..................................................   $322,702,801   $ 68,259,809
                                                                            ============   ============

   At amortized cost ....................................................   $322,516,570   $ 68,180,277
                                                                            ============   ============
   At market value (Note 2) .............................................   $322,516,570   $ 68,180,277
Cash ....................................................................           --           73,888
Interest receivable .....................................................      2,701,856        489,684
Other assets ............................................................         13,706          2,925
                                                                            ------------   ------------
   TOTAL ASSETS .........................................................    325,232,132     68,746,774
                                                                            ------------   ------------

LIABILITIES
Bank overdraft ..........................................................         49,333           --
Dividends payable .......................................................        314,897         81,525
Payable for securities purchased ........................................      4,103,340      5,102,873
Payable to affiliates (Note 4) ..........................................        161,437         27,839
Other accrued expenses and liabilities ..................................         20,614          7,841
                                                                            ------------   ------------

     TOTAL LIABILITIES ..................................................      4,649,621      5,220,078
                                                                            ------------   ------------


NET ASSETS ..............................................................   $320,582,511   $ 63,526,696
                                                                            ============   ============

Net assets consist of:
Paid-in capital .........................................................   $320,568,987   $ 63,504,408
Accumulated net realized gains from security transactions ...............         13,524         22,288
                                                                            ------------   ------------

Net assets ..............................................................   $320,582,511   $ 63,526,696
                                                                            ============   ============

PRICING OF RETAIL SHARES
Net assets applicable to Retail shares ..................................   $205,316,016   $ 14,367,574
                                                                            ============   ============

Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value) (Note 5) ...................................    205,302,700     14,363,852
                                                                            ============   ============

Net asset value, offering price and redemption price per share (Note 2) .   $       1.00   $       1.00
                                                                            ============   ============



PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares ...........................   $115,266,495   $ 49,159,122
                                                                            ============   ============

Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value) (Note 5) ...................................    115,266,287     49,140,556
                                                                            ============   ============

Net asset value, offering price and redemption price per share (Note 2) .   $       1.00   $       1.00
                                                                            ============   ============


See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1998
=====================================================================================================
                                                                               TAX-FREE  OHIO INSURED
                                                                           INTERMEDIATE      TAX-FREE
                                                                              TERM FUND          FUND
-----------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost ..................................................   $55,640,628   $67,563,484
                                                                            ===========   ===========

   At amortized cost ....................................................   $55,269,289   $67,480,117
                                                                            ============  ===========
   At market value (Note 2) .............................................   $57,707,503   $72,161,280
Cash ....................................................................       196,257        21,861
Interest receivable .....................................................     1,007,671       642,409
Receivable for capital shares sold ......................................        57,052       246,525
Receivable for securities sold ..........................................       486,250     3,287,142
Other assets ............................................................        13,430         4,090
                                                                            -----------   -----------

   TOTAL ASSETS .........................................................    59,468,163    76,363,307
                                                                            -----------   -----------

LIABILITIES
Dividends payable .......................................................        39,217        74,833
Payable for capital shares redeemed .....................................       262,082        24,084
Payable for securities purchased ........................................     1,472,824     1,706,334
Payable to affiliates (Note 4) ..........................................        43,229        45,207
Other accrued expenses and liabilities ..................................         7,824         9,005
                                                                            -----------   -----------

   TOTAL LIABILITIES ....................................................     1,825,176     1,859,463
                                                                            -----------   -----------


NET ASSETS ..............................................................   $57,642,987   $74,503,844
                                                                            ===========   ===========

Net assets consist of:
Paid-in capital .........................................................   $56,200,982   $68,581,109
Accumulated net realized gains (losses) from security transactions ......     ( 996,209 )   1,241,572
Net unrealized appreciation on investments ..............................     2,438,214     4,681,163
                                                                            -----------   -----------

Net assets ..............................................................   $57,642,987   $74,503,844
                                                                            ===========   ===========

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares .................................   $52,896,431   $69,289,212
                                                                            ===========   ===========

Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value) (Note 5) ...................................     4,757,501     5,599,945
                                                                            ===========   ===========

Net asset value and redemption price per share (Note 2) .................   $     11.12   $     12.37
                                                                            ===========   ===========

Maximum offering price per share (Note 2) ...............................   $     11.35   $     12.89
                                                                            ===========   ===========


PRICING OF CLASS C SHARES
Net assets applicable to Class C shares .................................   $ 4,746,556   $ 5,214,632
                                                                            ===========   ===========

Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value) (Note 5) ...................................       426,820       421,552
                                                                            ===========   ===========

Net asset value, offering price and redemption price per share (Note 2) .   $     11.12   $     12.37
                                                                            ===========   ===========

See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998
======================================================================
                                                              KENTUCKY
                                                              TAX-FREE
                                                                  FUND
----------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost ..................................   $7,400,843
                                                            ==========
   At amortized cost ....................................   $7,363,205
                                                            ==========
   At market value (Note 2) .............................   $7,506,941
Cash ....................................................       39,027
Interest receivable .....................................      131,806
Receivable from affiliates (Note 4) .....................        1,527
Organization costs, net (Note 2) ........................       14,288
Other assets ............................................          667
                                                            ----------

   TOTAL ASSETS .........................................    7,694,256
                                                            ----------

LIABILITIES
Dividends payable .......................................       15,160
Payable for securities purchased ........................      344,806
Other accrued expenses and liabilities ..................        4,460
                                                            ----------

   TOTAL LIABILITIES ....................................      364,426
                                                            ----------

NET ASSETS ..............................................   $7,329,830
                                                            ==========

Net assets consist of:
Paid-in capital .........................................   $7,072,889
Accumulated net realized gains from security transactions      113,205
Net unrealized appreciation on investments ..............      143,736
                                                            ----------

Net assets ..............................................   $7,329,830
                                                            ==========


Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 5) ..      700,507
                                                            ==========

Net asset value and redemption price per share (Note 2) .   $    10.46
                                                            ==========

Maximum offering price per share (Note 2) ...............   $    10.90
                                                            ==========

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 1998
==================================================================================
                                                                        CALIFORNIA
                                                             TAX-FREE     TAX-FREE
                                                           MONEY FUND   MONEY FUND
----------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income .....................................   $1,176,743   $1,546,509
                                                           ----------   ----------

EXPENSES
   Investment advisory fees (Note 4) ...................      150,790      210,813
   Accounting services fees (Note 4) ...................       34,500       34,500
   Transfer agent and shareholder services fees (Note 4)       29,891       25,510
   Distribution expenses (Note 4) ......................       10,767       19,803
   Postage and supplies ................................       19,032        7,693
   Professional fees ...................................        7,379        8,179
   Registration fees ...................................        8,777        2,151
   Trustees' fees and expenses .........................        4,835        4,835
   Insurance expense ...................................        3,212        4,138
   Pricing expenses ....................................        2,987        2,697
   Custodian fees ......................................        1,890        3,681
   Reports to shareholders .............................        2,085        1,970
   Other expenses ......................................        1,107          767
                                                           ----------   ----------

TOTAL EXPENSES .........................................      277,252      326,737
                                                           ----------   ----------

NET INVESTMENT INCOME ..................................      899,491    1,219,772
                                                           ----------   ----------

NET REALIZED GAINS FROM SECURITY TRANSACTIONS ..........            7        2,000
                                                           ----------   ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS .............   $  899,498   $1,221,772
                                                           ==========   ==========

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 1998
==================================================================================================
                                                                                OHIO       FLORIDA
                                                                            TAX-FREE      TAX-FREE
                                                                          MONEY FUND    MONEY FUND
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income ...................................................   $12,057,007   $ 2,062,394
                                                                         -----------   -----------

EXPENSES
   Investment advisory fees (Note 4) .................................     1,421,029       276,608
   Distribution expenses, Retail class (Note 4) ......................       435,722        39,096
   Accounting services fees (Note 4) .................................        69,223        48,500
   Transfer agent and shareholder services fees, Retail class (Note 4)        73,358        12,000
   Transfer agent and shareholder services fees,
   Institutional class (Note 4) ......................................        12,000        12,000
   Postage and supplies ..............................................        53,096        10,520
   Professional fees .................................................        24,679         9,679
   Insurance expense .................................................        18,808         5,239
   Custodian fees (Note 4) ...........................................         5,731        14,395
   Pricing expenses ..................................................         7,609         3,886
   Trustees' fees and expenses .......................................         4,835         4,835
   Registration fees .................................................         7,530         1,034
   Reports to shareholders ...........................................         4,928           487
   Other expenses ....................................................        12,887         2,341
                                                                         -----------   -----------

TOTAL EXPENSES .......................................................     2,151,435       440,620
   Fees waived by the Adviser (Note 4) ...............................      ( 46,680 )   ( 107,645 )
   Institutional class expenses reimbursed by the Adviser (Note 4) ...       ( 7,979 )     ( 7,114 )
                                                                         -----------   -----------

NET EXPENSES .........................................................     2,096,776       325,861
                                                                         -----------   -----------


NET INVESTMENT INCOME ................................................     9,960,231     1,736,533
                                                                         -----------   -----------

NET REALIZED GAINS FROM SECURITY TRANSACTIONS ........................           573        23,116
                                                                         -----------   -----------


NET INCREASE IN NET ASSETS FROM OPERATIONS ...........................   $ 9,960,804   $ 1,759,649
                                                                         ===========   ===========

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 1998
================================================================================================
                                                                          TAX-FREE  OHIO INSURED
                                                                      INTERMEDIATE      TAX-FREE
                                                                         TERM FUND          FUND
------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income .................................................   $ 3,326,159   $ 4,313,747
                                                                       -----------   -----------

EXPENSES
   Investment advisory fees (Note 4) ...............................       302,947       378,345
   Distribution expenses, Class A (Note 4) .........................        71,805        18,754
   Distribution expenses, Class C (Note 4) .........................        33,170        29,140
   Transfer agent and shareholder services fees, Class A (Note 4) ..        59,018        34,859
   Transfer agent and shareholder services fees, Class C (Note 4) ..        12,000        12,000
   Accounting services fees (Note 4) ...............................        52,500        52,500
   Postage and supplies ............................................        46,573        25,209
   Pricing expenses ................................................        12,659        15,165
   Professional fees ...............................................         9,679        10,679
   Registration fees, Common .......................................         1,768           192
   Registration fees, Class A ......................................         6,093         3,344
   Registration fees, Class C ......................................         4,279         1,905
   Insurance expense ...............................................         5,752         6,566
   Custodian fees ..................................................         4,823         6,017
   Trustees' fees and expenses .....................................         4,835         4,835
   Reports to shareholders .........................................         5,266         3,265
   Other expenses ..................................................         3,885         4,600
                                                                       -----------   -----------

TOTAL EXPENSES .....................................................       637,052       607,375
   Class A expenses reimbursed by the Adviser (Note 4) .............          --            (948)
                                                                       -----------   -----------
NET EXPENSES .......................................................       637,052       606,427
                                                                       -----------   -----------

NET INVESTMENT INCOME ..............................................     2,689,107     3,707,320
                                                                       -----------   -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains from security transactions ...................       504,427     1,576,938
   Net change in unrealized appreciation/depreciation on investments       120,496       (19,066)
                                                                       -----------   -----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...................       624,923     1,557,872
                                                                       -----------   -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS .........................   $ 3,314,030   $ 5,265,192
                                                                       ===========   ===========

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Periods Ended June 30, 1998 and August 31, 1997
=========================================================================================
                                                                   KENTUCKY TAX-FREE FUND
                                                                    Ten Months       Year
                                                                         Ended      Ended
                                                                      June 30, August 31,
                                                                        1998(A)      1997
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income ................................................   $337,659   $626,947
                                                                      --------   --------

EXPENSES
   Investment advisory fees (Note 4) ..............................     32,172     47,946
   Accounting services fees (Note 4) ..............................     28,000     36,000
   Transfer agent fees (Note 4) ...................................      9,830     29,221
   Professional fees ..............................................      5,821     25,286
   Shareholder services fees (Note 4) .............................       --       29,966
   Administration fees (Note 4) ...................................       --       24,866
   Amortization of organization costs (Note 2) ....................      5,296      6,351
   Pricing expenses ...............................................      3,330      6,443
   Custodian fees .................................................      2,839      2,150
   Distribution expenses (Note 4) .................................      4,776       --
   Trustees' fees and expenses ....................................      3,562      1,193
   Reports to shareholders ........................................        592      2,199
   Postage and supplies ...........................................      2,279       --
   Insurance expense ..............................................        716      1,367
   Registration fees ..............................................        149        238
   Other expenses .................................................        454      1,623
                                                                      --------   --------

TOTAL EXPENSES ....................................................     99,816    214,849
   Fees waived and expenses reimbursed (Note 4) ...................   ( 68,508 )( 112,585)
                                                                      --------   --------

NET EXPENSES ......................................................     31,308    102,264
                                                                      --------   --------

NET INVESTMENT INCOME .............................................    306,351    524,683
                                                                      --------   --------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains from security transactions ...................    109,080      6,913
  Net change in unrealized appreciation/depreciation on investments     51,636    351,842
                                                                      --------   --------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ..................    160,716    358,755
                                                                      --------   --------

NET INCREASE IN NET ASSETS FROM OPERATIONS ........................   $467,067   $883,438
                                                                      ========   ========

(A) Effective as of the close of business on August 29, 1997, the Kentucky Tax-Free Fund was reorganized and the fiscal year-end of the Fund, subsequent to August 31, 1997, was changed to June 30 (Note 7).

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended June 30, 1998 and 1997
=============================================================================================================
                                                                                            CALIFORNIA
                                                          TAX-FREE                           TAX-FREE
                                                         MONEY FUND                         MONEY FUND
                                                      Year             Year             Year             Year
                                                     Ended            Ended            Ended            Ended
                                                  June 30,         June 30,         June 30,         June 30,
                                                      1998             1997             1998             1997
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income .................   $     899,491    $     850,627    $   1,219,772    $   1,106,884
   Net realized gains (losses) from
     security transactions ...............               7                7            2,000           (1,923)
                                             -------------    -------------    -------------    -------------

Net increase in net assets from operations         899,498          850,634        1,221,772        1,104,961
                                             -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income ............        (899,491)        (850,627)      (1,219,772)      (1,106,884)
                                             -------------    -------------    -------------    -------------

FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 5):
   Proceeds from shares sold .............      63,515,504       59,171,857      178,294,681      166,476,608
   Net asset value of shares issued in
     reinvestment of distributions
       to shareholders ...................         884,700          828,537        1,138,976        1,029,746
   Payments for shares redeemed ..........     (57,142,444)     (55,217,113)    (170,609,136)    (171,440,181)
                                             -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
   from capital share transactions .......       7,257,760        4,783,281        8,824,521       (3,933,827)
                                             -------------    -------------    -------------    -------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS .........................       7,257,767        4,783,288        8,826,521       (3,935,750)

NET ASSETS:
   Beginning of year .....................      30,125,676       25,342,388       32,186,311       36,122,061
                                             -------------    -------------    -------------    -------------

   End of year ...........................   $  37,383,443    $  30,125,676    $  41,012,832    $  32,186,311
                                             =============    =============    =============    =============

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended June 30, 1998 and 1997
===================================================================================================================
                                                                    OHIO                          FLORIDA
                                                                  TAX-FREE                       TAX-FREE
                                                                 MONEY FUND                     MONEY FUND
                                                            Year             Year             Year             Year
                                                           Ended            Ended            Ended            Ended
                                                        June 30,         June 30,         June 30,         June 30,
                                                            1998             1997             1998             1997
-------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income .......................   $   9,960,231    $   7,733,755    $   1,736,533    $   1,386,725
   Net realized gains from security transactions             573               46           23,116              370
                                                   -------------    -------------    -------------    -------------

Net increase in net assets from operations .....       9,960,804        7,733,801        1,759,649        1,387,095
                                                   -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Retail ..........      (6,053,491)      (6,297,760)        (586,926)        (814,499)
   From net investment income, Institutional ...      (3,906,740)      (1,435,995)      (1,149,607)        (572,226)
                                                   -------------    -------------    -------------    -------------
Decrease in net assets from distributions to
   shareholders ................................      (9,960,231)      (7,733,755)      (1,736,533)      (1,386,725)
                                                   -------------    -------------    -------------    -------------


FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 5):
RETAIL
   Proceeds from shares sold ...................     443,151,458      572,337,891       27,490,101       57,130,891
   Net asset value of shares issued in
     reinvestment of distributions
     to shareholders ...........................       5,971,760        4,862,899          577,444          675,817
   Payments for shares redeemed ................    (410,526,902)    (650,804,392)     (36,138,595)     (64,279,383)
                                                   -------------    -------------    -------------    -------------

Net increase (decrease) in net assets
   from Retail share transactions ..............      38,596,316      (73,603,602)      (8,071,050)      (6,472,675)
                                                   -------------    -------------    -------------    -------------

INSTITUTIONAL
   Proceeds from shares sold ...................     303,525,174      216,396,635      129,691,125       38,407,914
   Net asset value of shares issued in
     reinvestment of distributions
     to shareholders ...........................           1,880             --            106,367             --
   Payments for shares redeemed ................    (285,849,088)    (118,808,315)    (100,005,326)     (38,204,284)
                                                   -------------    -------------    -------------    -------------

Net increase in net assets
   from Institutional share transactions .......      17,677,966       97,588,320       29,792,166          203,630
                                                   -------------    -------------    -------------    -------------


TOTAL INCREASE (DECREASE)
    IN NET ASSETS ..............................      56,274,855       23,984,764       21,744,232       (6,268,675)

NET ASSETS:
   Beginning of year ...........................     264,307,656      240,322,892       41,782,464       48,051,139
                                                   -------------    -------------    -------------    -------------

   End of year .................................   $ 320,582,511    $ 264,307,656    $  63,526,696    $  41,782,464
                                                   =============    =============    =============    =============

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended June 30, 1998 and 1997
===============================================================================================================
                                                            TAX-FREE                     OHIO INSURED
                                                          INTERMEDIATE                     TAX-FREE
                                                            TERM FUND                        FUND
                                                        Year             Year             Year             Year
                                                       Ended            Ended            Ended            Ended
                                                    June 30,         June 30,         June 30,         June 30,
                                                        1998             1997             1998             1997
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ...................   $   2,689,107    $   3,097,197    $   3,707,320    $   3,949,356
   Net realized gains from security
     transactions ..........................         504,427          120,146        1,576,938          134,212
   Net change in unrealized appreciation/
     depreciation on investments ...........         120,496          896,811          (19,066)       1,565,046
                                               -------------    -------------    -------------    -------------

Net increase in net assets from operations .       3,314,030        4,114,154        5,265,192        5,648,614
                                               -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Class A .....      (2,502,901)      (2,894,253)      (3,489,518)      (3,767,741)
   From net investment income, Class C .....        (186,206)        (202,944)        (217,802)        (181,615)
   From net realized gains, Class A ........            --               --           (434,273)            --
   From net realized gains, Class C ........            --               --            (34,811)            --
                                               -------------    -------------    -------------    -------------
Decrease in net assets from distributions to
   shareholders ............................      (2,689,107)      (3,097,197)      (4,176,404)      (3,949,356)
                                               -------------    -------------    -------------    -------------


FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 5):
CLASS A
   Proceeds from shares sold ...............      12,407,637       12,588,991      140,842,715      171,413,856
   Net asset value of shares issued in
     reinvestment of distributions
     to shareholders .......................       2,009,499        2,298,321        2,921,236        2,840,761
   Payments for shares redeemed ............     (20,581,067)     (25,016,687)    (146,316,005)    (180,995,415)
                                               -------------    -------------    -------------    -------------

Net decrease in net assets
   from Class A share transactions .........      (6,163,931)     (10,129,375)      (2,552,054)      (6,740,798)
                                               -------------    -------------    -------------    -------------

CLASS C
   Proceeds from shares sold ...............       1,781,236        1,847,102        2,551,977        1,641,830
   Net asset value of shares issued in
     reinvestment of distributions
     to shareholders .......................         173,075          191,889          209,923          159,120
   Payments for shares redeemed ............      (2,418,483)      (2,193,811)      (2,249,977)      (1,214,900)
                                               -------------    -------------    -------------    -------------

Net increase (decrease) in net assets
   from Class C share transactions .........        (464,172)        (154,820)         511,923          586,050
                                               -------------    -------------    -------------    -------------



TOTAL DECREASE IN NET ASSETS ...............      (6,003,180)      (9,267,238)        (951,343)      (4,455,490)

NET ASSETS:
   Beginning of year .......................      63,646,167       72,913,405       75,455,187       79,910,677
                                               -------------    -------------    -------------    -------------

   End of year .............................   $  57,642,987    $  63,646,167    $  74,503,844    $  75,455,187
                                               =============    =============    =============    =============

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended June 30, 1998 and August 31, 1997 and 1996
====================================================================================================
                                                                    KENTUCKY TAX-FREE FUND
                                                           Ten Months           Year          Period
                                                                Ended          Ended           Ended
                                                             June 30,     August 31,      August 31,
                                                              1998(A)           1997          1996(B)
----------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ............................   $    306,351    $    524,683    $    714,832
   Net realized gains (losses) from
     security transactions ..........................        109,080           6,913          (2,788)
   Net change in unrealized appreciation/depreciation
     on investments .................................         51,636         351,842        (259,742)
                                                        ------------    ------------    ------------

Net increase in net assets from operations ..........        467,067         883,438         452,302
                                                        ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income .......................       (306,351)       (524,683)       (828,883)
   Distributions in excess of net investment income .           --          (100,598)           --
                                                        ------------    ------------    ------------

Decrease in net assets from distributions
  to shareholders ...................................       (306,351)       (625,281)       (828,883)
                                                        ------------    ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
   Proceeds from shares sold ........................        458,492       1,302,552      28,751,437
   Net asset value of shares issued in
     reinvestment of distributions to shareholders ..        157,294         303,297         559,139
   Payments for shares redeemed .....................     (1,884,304)     (9,266,863)    (13,093,506)
                                                        ------------    ------------    ------------

Net increase (decrease) in net assets from
  capital share transactions ........................     (1,268,518)     (7,661,014)     16,217,070
                                                        ------------    ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............     (1,107,802)     (7,402,857)     15,840,489

NET ASSETS:
   Beginning of period ..............................      8,437,632      15,840,489            --
                                                        ------------    ------------    ------------

   End of period ....................................   $  7,329,830    $  8,437,632    $ 15,840,489
                                                        ============    ============    ============


(A) Effective as the close of business on August 29, 1997, the Kentucky Tax-Free Fund was reorganized and the fiscal year-end of the Fund, subsequent to August 31, 1997, was changed to June 30 (Note 7).

(B) Represents the period from the commencement of operations (September 27, 1995) through August 31, 1996.

See accompanying notes to financial statements.

TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS
=============================================================================================================
                                                  Per Share Data for a Share Outstanding Throughout Each Year
=============================================================================================================
                                                                       Year Ended June 30,
-------------------------------------------------------------------------------------------------------------
                                                        1998        1997        1996        1995         1994
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year............    $  1.000    $  1.000    $  1.000    $  1.000     $ 1.000
                                                  ----------   ---------   ----------   ---------  ----------

Net investment income...........................       0.030       0.029       0.031       0.030       0.021
                                                  ----------   ---------   ----------   ---------  ----------

Dividends from net investment income............      (0.030)     (0.029)     (0.031)     (0.030)     (0.021)
                                                  ----------   ---------   ----------   ---------  ----------

Net asset value at end of year..................    $  1.000    $  1.000    $  1.000    $  1.000     $ 1.000
                                                  ==========   =========   ==========   =========  ==========

Total return ...................................      3.03%        2.89%       3.15%       3.07%       2.12%
                                                  ==========   =========   ==========   =========  ==========

Net assets at end of year (000's) ..............    $ 37,383    $ 30,126    $ 25,342    $ 26,692     $31,168
                                                  ==========   =========   ==========   =========  ==========

Ratio of expenses to average net assets.........       0.92%       0.99%       0.99%       0.99%       0.99%


Ratio of net investment income to average
  net assets...................................        2.98%       2.85%       3.09%       3.00%       2.09%

CALIFORNIA TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS
=============================================================================================================
                                                  Per Share Data for a Share Outstanding Throughout Each Year
=============================================================================================================
                                                                      Year Ended June 30,
-------------------------------------------------------------------------------------------------------------
                                                        1998        1997        1996        1995        1994
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year............    $  1.000    $  1.000    $  1.000    $  1.000     $ 1.000
                                                  ----------   ---------   ----------   ---------  ----------

Net investment income...........................       0.029       0.028       0.029       0.029       0.019
                                                  ----------   ---------   ----------   ---------  ----------

Dividends from net investment income............     (0.029)      (0.028)     (0.029)     (0.029)     (0.019)
                                                  ----------   ---------   ----------   ---------  ----------

Net asset value at end of year..................    $  1.000    $  1.000    $  1.000    $  1.000     $ 1.000
                                                  ==========   =========   ==========   =========  ==========
Total return ...................................       2.94%       2.81%       2.95%       2.95%       1.93%
                                                  ==========   =========   ==========   =========  ==========
Net assets at end of year (000's) ..............    $ 41,013    $ 32,186    $ 36,122    $ 19,525     $24,508
                                                  ==========   =========   ==========   =========  ==========
Ratio of expenses to average net assets(A)  ....       0.77%       0.80%       0.80%       0.70%       0.60%


Ratio of net investment income to average
  net assets....................................       2.89%       2.76%       2.88%       2.83%       1.90%

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.82%, 0.85% and 0.86% for the years ended June 30, 1996, 1995 and 1994, respectively.

See accompanying notes to financial statements.

OHIO TAX-FREE MONEY FUND - RETAIL
FINANCIAL HIGHLIGHTS
============================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Year
============================================================================================================
                                                                       Year Ended June 30,
------------------------------------------------------------------------------------------------------------
                                                        1998        1997        1996        1995        1994
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year............    $  1.000    $  1.000    $  1.000    $  1.000     $ 1.000
                                                  ----------   ---------   ----------   ---------  ----------

Net investment income...........................       0.030       0.030       0.031       0.031       0.020
                                                  ----------   ---------   ----------   ---------  ----------
Dividends from net investment income ...........     (0.030)      (0.030)     (0.031)     (0.031)     (0.020)
                                                  ----------   ---------   ----------   ---------  ----------

Net asset value at end of year..................    $  1.000    $  1.000    $  1.000    $  1.000     $ 1.000
                                                  ==========   =========   ==========   =========  ==========

Total return....................................       3.07%       2.99%       3.14%       3.12%       1.99%
                                                  ==========   =========   ==========   =========  ==========
Net assets at end of year (000's) ..............    $205,316    $166,719    $240,323    $226,606     $213,001
                                                  ==========   =========   ==========   =========  ==========
Ratio of expenses to average net assets(A) .....       0.75%       0.75%       0.75%       0.74%       0.73%

Ratio of net investment income to average
  net assets....................................       3.02%       2.93%       3.09%       3.08%       1.97%

(A) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 0.76% and 0.77%
    for the years ended June 30, 1998 and 1997, respectively (Note 4).

OHIO TAX-FREE MONEY FUND - INSTITUTIONAL
FINANCIAL HIGHLIGHTS
==================================================================================
                     Per Share Data for a Share Outstanding Throughout Each Period
==================================================================================
                                                               Year         Period
                                                              Ended          Ended
                                                           June 30,       June 30,
                                                               1998        1997(A)
----------------------------------------------------------------------------------
Net asset value at beginning of period .............   $      1.000    $     1.000
                                                       ------------    -----------

Net investment income ..............................          0.033          0.016
                                                       ------------    -----------

Dividends from net investment income ...............         (0.033)        (0.016)
                                                       ------------    -----------

Net asset value at end of period ...................   $      1.000    $     1.000
                                                       ============    ===========

Total return .......................................          3.33%          3.31%(C)
                                                       ============    ===========
Net assets at end of period (000's) ................   $    115,266    $    97,589
                                                       ============    ===========

Ratio of expenses to average net assets(B) .........          0.50%          0.50%(C)


Ratio of net investment income to average net assets          3.27%          3.28%(C)

(A) Represents the period from the initial public offering of Institutional shares (January 7, 1997) through June 30, 1997.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.52% and 0.56%(C) for the periods ended June 30, 1998 and 1997, respectively (Note 4).

(C) Annualized.

See accompanying notes to financial statements.

FLORIDA TAX-FREE MONEY FUND - RETAIL
FINANCIAL HIGHLIGHTS
============================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Year
============================================================================================================
                                                                       Year Ended June 30,
------------------------------------------------------------------------------------------------------------
                                                        1998        1997        1996        1995        1994
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...........    $  1.000    $  1.000    $  1.000    $  1.000     $ 1.000
                                                  ----------   ---------   ----------   ---------  ---------

Net investment income...........................       0.030       0.029       0.032       0.031       0.021
                                                  ----------   ---------   ----------   ---------  ---------

Dividends from net investment income ...........      (0.030)    ( 0.029)    ( 0.032)    ( 0.031 )    (0.021)
                                                  ----------   ---------   ----------   ---------  ---------

Net asset value at end of year .................    $  1.000    $  1.000    $  1.000    $  1.000     $ 1.000
                                                  ==========   =========   ==========   =========  =========

Total return ...................................       3.03%       2.90%       3.29%       3.17%       2.11%
                                                  ==========   =========   ==========   =========  =========

Net assets at end of year (000's) ..............    $ 14,368    $ 22,434    $ 28,906    $ 24,119     $26,276
                                                  ==========   =========   ==========   =========  =========

Ratio of expenses to average net assets(B)  ....       0.75%       0.75%       0.61%       0.66%       0.58%


Ratio of net investment income to average
  net assets....................................       2.98%       2.85%       3.24%       3.12%       2.10%


(A) Represents the period from the initial public offering of Retail shares (November 13, 1992) through June 30, 1993.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.95%, 0.94%, 0.80%, 0.80% and 0.81% for the years ended June 30, 1998, 1997, 1996, 1995 and 1994, respectively (Note 4).

FLORIDA TAX-FREE MONEY FUND - INSTITUTIONAL
FINANCIAL HIGHLIGHTS
============================================================================================================
                                               Per Share Data for a Share Outstanding Throughout Each Period
============================================================================================================
                                                                                                      Period
                                                                    Year Ended June 30,                Ended
                                                                                                    June 30,
                                                                     1998             1997             1996(A)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .................   $        1.000    $       1.000     $       1.000
                                                           --------------   ---------------   ---------------
Net investment income...................................            0.032            0.031             0.003
                                                           --------------   ---------------   ---------------
Dividends from net investment income ...................           (0.032)          (0.031)           (0.003)
                                                           --------------   ---------------   ---------------
Net asset value at end of period .......................   $        1.000    $       1.000     $       1.000
                                                           ==============   ===============   ===============
Total return............................................            3.28%            3.16%             3.03%(C)
                                                           ==============   ===============   ===============
Net assets at end of period (000's) ....................   $       49,159    $      19,349     $      19,145
                                                           ==============   ===============   ===============
Ratio of net expenses to average net assets(B)  ........            0.50%            0.50%             0.50%(C)


Ratio of net investment income to average net assets....            3.23%            3.11%             3.03%(C)

(A) Represents the period from the initial public offering of Institutional shares (May 29, 1996) through June 30, 1996.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.71%, 0.79% and 0.87%(C) for the periods ended June 30, 1998, 1997 and 1996, respectively (Note 4).

(C) Annualized.

See accompanying notes to financial statements.

TAX-FREE INTERMEDIATE TERM FUND - CLASS A
FINANCIAL HIGHLIGHTS
============================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Year
============================================================================================================
                                                                       Year Ended June 30,
------------------------------------------------------------------------------------------------------------
                                                        1998        1997        1996        1995        1994
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year............    $  11.01    $  10.85    $  10.86    $  10.69     $ 10.98
                                                  ----------   ---------   ----------   ---------  ---------


Income from investment operations:
   Net investment income .......................        0.50        0.50        0.50        0.49        0.48
   Net realized and unrealized gains (losses)
     on investments.............................        0.11        0.16       (0.01)       0.17       (0.29)
                                                  ----------   ---------   ----------   ---------  ----------

Total from investment operations ...............        0.61        0.66        0.49        0.66        0.19
                                                  ----------   ---------   ----------   ---------  ----------


Dividends from net investment income ...........       (0.50)      (0.50)      (0.50)      (0.49)      (0.48)
                                                  ----------   ---------   ----------   ---------  ----------


Net asset value at end of year..................    $  11.12    $  11.01    $  10.85    $  10.86     $ 10.69
                                                  ==========   =========   ==========   =========  ==========


Total return(A) ................................       5.63%       6.19%       4.51%       6.36%       1.70%
                                                  ==========   =========   ==========   =========  ==========


Net assets at end of year (000's) ..............    $ 52,896    $ 58,485    $ 67,675    $ 81,140    $106,472
                                                  ==========   =========   ==========   =========  ==========


Ratio of expenses to average net assets ........       0.99%       0.99%       0.99%       0.99%       0.99%

Ratio of net investment income to average
  net asset.....................................       4.50%       4.55%       4.52%       4.59%       4.35%

Portfolio turnover rate.........................         36%         30%         37%         32%         46%

(A) Total returns shown exclude the effect of applicable sales loads.

See accompanying notes to financial statements.

TAX-FREE INTERMEDIATE TERM FUND - CLASS C
FINANCIAL HIGHLIGHTS
=============================================================================================================
                                                Per Share Data for a Share Outstanding Throughout Each Period
=============================================================================================================
                                                                                                       Period
                                                                   Year Ended June 30,                  Ended
                                                                                                     June 30,
                                                        1998        1997        1996        1995       1994(A)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period..........    $  11.01    $  10.85    $  10.86    $  10.69     $ 11.27
                                                  ----------   ---------   ----------   ---------  ----------

Income from investment operations:
   Net investment income........................        0.42        0.43        0.44        0.44        0.20
   Net realized and unrealized gains (losses)
     on investments.............................        0.11        0.16      ( 0.01)       0.17      ( 0.58 )
                                                  ----------   ---------   ----------   ---------  ----------

Total from investment operations................        0.53        0.59        0.43        0.61      ( 0.38 )
                                                  ----------   ---------   ----------   ---------  ----------

Dividends from net investment income............      ( 0.42)     ( 0.43)     ( 0.44)     ( 0.44 )    ( 0.20 )
                                                  ----------   ---------   ----------   ---------  ----------

Net asset value at end of period................    $  11.12    $  11.01    $  10.85    $  10.86     $ 10.69
                                                  ==========   =========   ==========   =========  ==========

Total return(B) ................................       4.85%       5.49%       4.00%       5.82%     ( 8.28%)(D)
                                                  ==========   =========   ==========   =========  ==========

Net assets at end of period (000's).............    $  4,747    $  5,161    $  5,239    $  4,814     $ 3,084
                                                  ==========   =========   ==========   =========  ==========

Ratio of expenses to average net assets(C) .....       1.74%       1.65%       1.49%       1.49%       1.45%(D)

Ratio of net investment income to average
  net assets....................................       3.75%       3.89%       4.02%       4.08%       3.79%(D)

Portfolio turnover rate.........................         36%         30%         37%         32%         46%(D)

(A) Represents the period from the initial public offering of Class C shares (February 1, 1994) through June 30, 1994.

(B) Total returns shown exclude the effect of applicable sales loads.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.75%(D) for the period ended June 30, 1994.

(D) Annualized.

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS
=============================================================================================================
                                                  Per Share Data for a Share Outstanding Throughout Each Year
=============================================================================================================
                                                                       Year Ended June 30,
-------------------------------------------------------------------------------------------------------------
                                                        1998        1997        1996        1995         1994
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year............    $  12.22    $  11.97    $  11.99    $  11.74     $ 12.41
                                                  ----------   ---------   ----------   ---------  ----------


Income from investment operations:
   Net investment income .......................        0.61        0.61        0.62        0.63        0.61
   Net realized and unrealized gains (losses)
     on investments.............................        0.23        0.25      ( 0.02)       0.25      ( 0.64 )
                                                  ----------   ---------   ----------   ---------  ----------

Total from investment operations ...............        0.84        0.86        0.60        0.88      ( 0.03 )
                                                  ----------   ---------   ----------   ---------  ----------


Less distributions:
   Dividends from net investment income ........      ( 0.61)     ( 0.61)     ( 0.62)     ( 0.63 )    ( 0.61 )
   Distributions from net realized gains........      ( 0.08)         --          --          --      ( 0.03 )
                                                  ----------   ---------   ----------   ---------  ----------

Total distributions ............................      ( 0.69)     ( 0.61)     ( 0.62)     ( 0.63 )    ( 0.64 )
                                                  ----------   ---------   ----------   ---------  ----------

Net asset value at end of year..................    $  12.37    $  12.22    $  11.97    $  11.99     $ 11.74
                                                  ==========   =========   ==========   =========  ==========


Total return(A)  ...............................       7.03%       7.36%       5.05%       7.75%     ( 0.41% )
                                                  ==========   =========   ==========   =========  ==========


Net assets at end of year (000's) ..............    $ 69,289    $ 70,816    $ 75,938    $ 71,393     $79,889
                                                  ==========   =========   ==========   =========  ==========

Ratio of expenses to average net assets(B)  ....       0.75%       0.75%       0.75%       0.75%       0.75%

Ratio of net investment income to average
  net assets....................................       4.95%       5.05%       5.12%       5.35%       4.94%

Portfolio turnover rate.........................         41%         33%         46%         29%         45%

(A) Total returns shown exclude the effect of applicable sales loads.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.77% for the year ended June 30, 1995.

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS
============================================================================================================
                                               Per Share Data for a Share Outstanding Throughout Each Period
============================================================================================================
                                                                                                      Period
                                                                 Year Ended June 30,                   Ended
                                                                                                    June 30,
                                                      1998        1997        1996        1995       1994(A)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period..........    $  12.22    $  11.97    $  12.00    $  11.74     $12.62
                                                  ----------   ---------   ----------   ---------  ----------

Income from investment operations:
   Net investment income........................        0.52        0.53        0.56        0.57        0.36
   Net realized and unrealized gains (losses)
     on investments.............................        0.23        0.25      ( 0.03)       0.26      ( 0.85 )
                                                  ----------   ---------   ----------   ---------  ----------

Total from investment operations................        0.75        0.78        0.53        0.83      ( 0.49 )
                                                  ----------   ---------   ----------   --------   ----------

Less distributions:
   Dividends from net investment income.........      ( 0.52)     ( 0.53)     ( 0.56)     ( 0.57 )    ( 0.36 )
   Distributions from net realized gains........      ( 0.08)         --          --          --      ( 0.03 )
                                                  ----------   ---------   ----------   ---------  ----------

Total distributions.............................      ( 0.60)     ( 0.53)     ( 0.56)     ( 0.57 )    ( 0.39 )
                                                  ----------   ---------   ---------    ---------  ----------

Net asset value at end of period................    $  12.37    $  12.22    $  11.97    $  12.00     $11.74
                                                  ==========   =========   ==========   =========  ==========

Total return(B) ................................       6.24%       6.65%       4.44%       7.31%     ( 6.05%)(D)
                                                  ==========   =========   ==========   =========  ==========

Net assets at end of period (000's).............    $  5,215    $  4,639    $  3,972    $  4,165     $ 2,659
                                                  ==========   =========   =========    =========  =========

Ratio of expenses to average net assets(C) .....       1.50%       1.42%       1.25%       1.25%       1.22% (D)

Ratio of net investment income to average
  net assets....................................       4.20%       4.37%       4.62%       4.84%       4.09% (D)

Portfolio turnover rate.........................         41%         33%         46%         29%         45% (D)

(A) Represents the period from the initial public offering of Class C shares (November 1, 1993) through June 30, 1994.

(B) Total returns shown exclude the effect of applicable sales loads.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.27% and 1.28%(D) for the periods ended June 30, 1995 and 1994, respectively.

(D) Annualized.

See accompanying notes to financial statements.

KENTUCKY TAX-FREE FUND
FINANCIAL HIGHLIGHTS
==========================================================================================================
                                             Per Share Data For a Share Outstanding Throughout Each Period
==========================================================================================================
                                                               Ten Months             Year          Period
                                                                    Ended            Ended           Ended
                                                                 June 30,        August 31,     August 31,
                                                                  1998(A)             1997         1996(B)
----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period..................   $        10.26    $       10.06     $       10.00
                                                           --------------   ---------------   ---------------

Income from investment operations:
   Net investment income................................             0.41             0.44              0.51(C)
   Net realized and unrealized gains on investments.....             0.20             0.28              0.06
                                                           --------------   ---------------   ---------------

Total from investment operations........................             0.61             0.72              0.57
                                                           --------------   ---------------   ---------------

Less distributions:
   Dividends from net investment income.................           ( 0.41)          ( 0.44 )          ( 0.51 )
   Distributions in excess of net investment income.....               --           ( 0.08 )              --
                                                           --------------   ---------------   ---------------

Total distributions.....................................           ( 0.41)          ( 0.52 )          ( 0.51 )
                                                           --------------   ---------------   ---------------

Net asset value at end of period........................   $        10.46    $       10.26     $       10.06
                                                           ==============   ===============   ===============

Total return(D) ........................................            7.29%(F)         7.36%             5.80%
                                                           ==============   ===============   ===============

Net assets at end of period (000's).....................   $        7,330    $       8,438     $      15,840
                                                           ==============   ===============   ===============

Ratio of expenses to average net assets(E) .............            0.49%(F)         0.85%             0.82%(F)

Ratio of net investment income to average net assets....            4.75%(F)         4.35%             5.30%(F)

Portfolio turnover rate.................................              61%(F)            0%              145%

(A) Effective as of the close of business on August 29, 1997, the Kentucky Tax-Free Fund was reorganized and the fiscal year-end of the Fund, subsequent to August 31, 1997, was changed to June 30 (Note 7).

(B) Represents the period from the commencement of operations (September 27, 1995) through August 31, 1996.

(C) Calculated using weighted average shares outstanding during the period.

(D) Total returns shown exclude the effect of applicable sales loads.

(E) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been
    1.55%(F), 1.78% and 1.65%(F) for the periods ended June 30, 1998 and August 31, 1997 and 1996, respectively (Note 4).

(F) Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1998
================================================================================
1. Organization
The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Kentucky Tax-Free Fund (collectively, the Funds) are each a separate series of shares of Countrywide Tax-Free Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund. The Kentucky Tax-Free Fund was originally organized as a series of Trans Adviser Funds, Inc. (Note 7).

The Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-quality, short-term municipal obligations.

The California Tax-Free Money Fund seeks the highest level of interest income exempt from federal and California income taxes, consistent with liquidity and stability of principal, by investing primarily in high-quality, short-term California municipal obligations.

The Ohio Tax-Free Money Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in a portfolio of high-quality, short-term Ohio municipal obligations.

The Florida Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal, by investing primarily in high-quality, short-term Florida municipal obligations the value of which is exempt from the Florida intangible personal property tax.

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-grade municipal obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with protection of capital. The Fund invests primarily in high and medium-quality, long-term Ohio municipal obligations which are protected by insurance guaranteeing the payment of principal and interest in the event of a default.

The Kentucky Tax-Free Fund seeks the highest level of interest income exempt from federal and Kentucky income taxes, consistent with protection of capital. The Fund invests primarily in high and medium-quality Kentucky municipal obligations.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 2% for the Tax-Free Intermediate Term Fund and 4% for the Ohio Insured Tax-Free Fund and a distribution fee of up to 0.25% of average daily net assets of each Fund) and Class C shares (sold subject to a maximum contingent deferred sales load of 1% for a one-year period and a distribution fee of up to 1% of average daily net assets of each Fund). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund each offer two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of each Fund) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than those related to Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and redemption plans.

================================================================================
2. Significant Accounting Policies
The periods ended June 30, 1998, referred to within the Notes to Financial Statements, represent the year then ended, except for the Kentucky Tax-Free Fund which represents the ten months then ended. The following is a summary of the Trust's significant accounting policies:

Security valuation -- Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund and Florida Tax-Free Money Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Tax-Free Intermediate Term Fund, Ohio Insured Tax-Free Fund and Kentucky Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures established by the Board of Trustees.

Share valuation -- The net asset value per share of the Tax-Free Money Fund, the California Tax-Free Money Fund and the Kentucky Tax-Free Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is also calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

The offering price per share of the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Tax-Free Intermediate Term Fund is equal to net asset value per share plus a sales load equal to 2.04% of the net asset value (or 2% of the offering price). The maximum offering price of Class A shares of the Ohio Insured Tax-Free Fund and shares of the Kentucky Tax-Free Fund is equal to net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class C shares of each Fund is equal to the net asset value per share.

The redemption price per share of each Fund, including each class of shares with respect to the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, is equal to net asset value per share. However, Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Allocations between classes -- Investment income earned by the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of both classes of shares. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

================================================================================
Organization costs -- Costs incurred by the Kentucky Tax-Free Fund in connection with the organization and registration of shares, net of certain expenses, have been capitalized and are being amortized on a straight-line basis over a five year period beginning with the Fund's commencement of operations.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In addition, each Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of June 30, 1998:

                                                               Tax-Free       Ohio Insured        Kentucky
                                                             Intermediate       Tax-Free          Tax-Free
                                                               Term Fund          Fund              Fund
Gross unrealized appreciation...........................   $    2,440,258    $   4,683,745     $     144,927
Gross unrealized depreciation...........................           (2,044)          (2,582)           (1,191)
                                                           --------------   ---------------   ---------------
Net unrealized appreciation.............................   $    2,438,214    $   4,681,163     $    143,736
                                                           ==============   ===============   ===============

The tax basis of investments for each Fund is equal to the amortized cost as shown on the Statements of Assets and Liabilities.

As of June 30, 1998, the Tax-Free Intermediate Term Fund had capital loss carryforwards for federal income tax purposes of $996,209, none of which expire prior to June 30, 1999. These capital loss carryforwards may be utilized in future years to offset net realized capital gains prior to distribution to shareholders.

3.  Investment Transactions
Investment transactions (excluding short-term investments) were as follows for the period ended June 30, 1998:

----------------------------------------------------------------------------------------------------------
                                                                 Tax-Free     Ohio Insured        Kentucky
                                                             Intermediate         Tax-Free        Tax-Free
                                                                Term Fund             Fund            Fund
----------------------------------------------------------------------------------------------------------
Purchases of investment securities......................   $   20,968,625   $   29,736,635   $   3,887,513
                                                           ==============   ==============   =============
Proceeds from sales and maturities of
  investment securities.................................   $   26,989,988   $   34,424,889   $   4,688,048
                                                           ==============   ==============   =============

4.  Transactions with Affiliates
The Chairman and the President of the Trust are also officers of Countrywide Financial Services, Inc., whose subsidiaries include Countrywide Investments, Inc. (the Adviser), the Trust's investment adviser and principal underwriter, and Countrywide Fund Services, Inc. (CFS), the Trust's transfer agent, shareholder service agent and accounting services agent. Countrywide Financial Services, Inc. is a wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending.

================================================================================
MANAGEMENT AGREEMENT
Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.5% of its respective average daily net assets up to $100 million, 0.45% of such net assets from $100 million to $200 million, 0.4% of such net assets from $200 million to $300 million and 0.375% of such net assets in excess of $300 million.

In order to voluntarily reduce operating expenses during the periods ended June 30, 1998, the Adviser waived $46,680 of its investment advisory fees and reimbursed $7,979 of Institutional expenses for the Ohio Tax-Free Money Fund, waived $107,645 of its investment advisory fees and reimbursed $7,114 of Institutional expenses for the Florida Tax-Free Money Fund, reimbursed $948 of Class A expenses for the Ohio Insured Tax-Free Fund and waived its investment advisory fees of $32,172 and reimbursed $36,336 of other operating expenses for the Kentucky Tax-Free Fund.

The Adviser has agreed, until at least August 31, 1999, to waive fees and reimburse expenses to the extent necessary to limit total operating expenses to 0.82% for the Kentucky Tax-Free Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and CFS, CFS maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee at an annual rate of $25.00 per shareholder account from each of the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund and $21.00 per shareholder account from each of the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Kentucky Tax-Free Fund, subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and CFS, CFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, CFS receives a monthly fee, based on current net assets, of $2,500 per month from each of the Tax-Free Money Fund, the California Tax-Free Money Fund and the Kentucky Tax-Free Fund, $6,000 per month from the Ohio Tax-Free Money Fund and $4,000 per month from each of the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. In addition, each Fund is subject to an additional charge of 0.001% of its respective average daily net assets in excess of $300 million, and each Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Adviser is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Adviser, the Adviser earned $3,650, $8,177 and $5,781 from underwriting and broker commissions on the sale of shares of the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Kentucky Tax-Free Fund, respectively, during the periods ended June 30, 1998. In addition, the Adviser collected $6,430 and $5,587 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares of each Fund having two classes of shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1% of average daily net assets attributable to Class C shares.

================================================================================
CUSTODIAN AGREEMENTS
The Fifth Third Bank, which serves as the custodian for each Fund except for the Florida Tax-Free Money Fund, was a significant shareholder of record of the Ohio Tax-Free Money Fund as of June 30, 1998. Under the terms of its Custodian Agreement, The Fifth Third Bank receives from each such Fund an asset-based fee plus transaction charges for each security transaction entered into by the Funds. Huntington Trust Company, N.A. (Huntington), which serves as the custodian for the Florida Tax-Free Money Fund, was a significant shareholder of record of such Fund as of June 30, 1998. Under the terms of its Custodian Agreement, Huntington receives from the Fund an asset-based fee.

PRIOR AFFILIATE AGREEMENTS
Prior to August 30, 1997, the investment adviser of the Kentucky Tax-Free Fund was Trans Financial Bank, N.A.; Forum Financial Corp. served as the transfer agent and dividend disbursing agent and performed portfolio accounting services; Forum Financial Services, Inc. acted as distributor of the Fund's shares; and Forum Administrative Services, LLC supervised the administration of all aspects of the Fund's operations. Contractual amounts paid by the Fund for the performance of these services are reflected in the Fund's Statement of Operations for the year ended August 31, 1997. As of June 30, 1998, Trans Financial Bank, N.A. was a significant shareholder of record of the Kentucky Tax-Free Fund.

5. Capital Share Transactions
Capital share transactions for the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Kentucky Tax-Free Fund are the result of the following capital share transactions for the periods shown:

------------------------------------------------------------------------------------------------------------------------
                                                        Tax-Free Intermediate                      Ohio Insured
                                                              Term Fund                            Tax-Free Fund
                                                         Year               Year                Year               Year
                                                        Ended              Ended               Ended              Ended
                                                     June 30,           June 30,            June 30,           June 30,
                                                         1998               1997                1998               1997
------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold ....................................     1,116,388          1,150,995         11,401,093         14,158,992
Shares issued in reinvestment of
   distributions to shareholders ...............       180,589            209,803            236,258            233,941
Shares redeemed ................................    (1,853,155)        (2,285,966)       (11,832,144)       (14,943,520)
                                                   -----------        -----------        -----------        -----------

Net decrease in shares outstanding .............      (556,178)          (925,168)          (194,793)       ( 550,587 )
Shares outstanding, beginning of year ..........     5,313,679          6,238,847          5,794,738          6,345,325
                                                   -----------        -----------        -----------        -----------

Shares outstanding, end of year ................     4,757,501          5,313,679          5,599,945          5,794,738
                                                   ===========        ===========        ===========        ===========

CLASS C
Shares sold ....................................       160,180            168,900            206,187            135,167
Shares issued in reinvestment of
   distributions to shareholders ...............        15,574             17,517             16,990             13,108
Shares redeemed ................................      (217,791)          (200,429)       ( 181,289 )        ( 100,548 )
                                                   -----------        -----------        -----------        -----------

Net increase (decrease) in shares outstanding ..       (42,037)           (14,012)            41,888             47,727
Shares outstanding, beginning of year ..........       468,857            482,869            379,664            331,937
                                                   -----------        -----------        -----------        -----------

Shares outstanding, end of year ................       426,820            468,857            421,552            379,664
                                                   ===========        ===========        ===========        ===========

NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

-----------------------------------------------------------------------------------
                                                      Kentucky Tax-Free Fund
                                                Ten Months         Year      Period
                                                     Ended        Ended       Ended
                                                  June 30,     Aug. 31,    Aug. 31,
                                                      1998         1997      1996(A)
------------------------------------------------------------------------------------
Shares sold ..................................      43,967      127,642   2,814,888
Shares issued in reinvestment of distributions
  to shareholders ............................      15,102       29,744      57,538
Shares redeemed ..............................    (181,304)   ( 909,256 ) (1,297,814)
                                                 ---------    ---------   ---------
Net increase (decrease) in shares outstanding     (122,235)   ( 751,870 ) 1,574,612
Shares outstanding, beginning of period ......     822,742    1,574,612        --
                                                 ---------    ---------   ---------
Shares outstanding, end of period ............     700,507      822,742   1,574,612
                                                 =========    =========   =========

(A) Represents the period from the commencement of operations (September 27, 1995) through August 31, 1996.

6.  Portfolio Composition
As of June 30, 1998, the Ohio Tax-Free Money Fund and the Ohio Insured Tax-Free Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from Ohio personal income tax. The California Tax-Free Money Fund was invested exclusively in debt obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from California income tax. The Florida Tax-Free Money Fund was 65.9% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the value of which is exempt from the Florida intangible personal property tax. The Kentucky Tax-Free Fund was invested exclusively in debt obligations issued by the State of Kentucky and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from Kentucky income tax. As of June 30, 1998, 22.8% of the portfolio securities of the Tax-Free Money Fund were concentrated in the State of Ohio, 12.9% in the State of Kentucky and 10.0% in the State of Texas. For information regarding portfolio composition by state for the Tax-Free Intermediate Term Fund, see the Fund's Portfolio of Investments.

The Ohio Insured Tax-Free Fund and the Kentucky Tax-Free Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of June 30, 1998, the Kentucky Tax-Free Fund had concentrations of investments (10% or greater) in two issuers which collectively totaled 23.2%. No other Funds had concentrations of investments in any one issuer.

The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Adviser, under the supervision of the Board of Trustees, to be of comparable quality.

As of June 30, 1998, 42.1% of the Tax-Free Intermediate Term Fund's portfolio securities were rated AAA/Aaa [using the higher of Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) ratings], 28.2% were rated AA/Aa, 26.3% were rated A/A and 3.4% were not rated. For the Kentucky Tax-Free Fund's portfolio securities, 41.0% were rated AAA/Aaa, 10.2% were rated AA/Aa, 20.4% were rated A/A, and 25.7% were rated BBB/Baa, and 2.7% were not rated.

As of June 30, 1998, 92.9% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Three private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 72.3% of its portfolio securities.

================================================================================
The concentration of investments for each Fund as of June 30, 1998, classified by revenue source, was as follows:

--------------------------------------------------------------------------------------------------------------------
                                                       California    Ohio  Florida     Tax-Free    Ohio
                                               Tax-Free Tax-Free Tax-Free Tax-Free Intermediate  Insured    Kentucky
                                                  Money    Money    Money    Money         Term Tax-Free    Tax-Free
                                                   Fund     Fund     Fund     Fund         Fund     Fund        Fund
--------------------------------------------------------------------------------------------------------------------
General Obligations............................   12.5%    14.7%    28.5%    14.5%        20.8%    42.9%         --
Revenue Bonds:
  Industrial Development/Pollution Control.....   38.1%    31.7%    24.2%    12.4%         8.2%     4.5%       10.7%
  Hospital/Health Care.........................   15.9%     4.6%    27.4%    29.0%        12.7%    20.6%       10.6%
  Housing/Mortgage.............................    9.3%     5.7%     2.8%    15.6%        11.5%     5.0%        7.1%
  Utilities....................................    6.9%    21.3%     3.4%     5.2%         4.2%    14.4%        7.6%
  Education....................................    6.3%     4.7%     4.5%     8.4%        21.2%     4.3%       11.0%
  Transportation...............................    4.6%     2.3%       --     1.3%         6.9%     2.8%       15.7%
  Public Facilities............................    1.4%     1.5%     3.5%     0.2%         1.8%     1.7%       19.2%
  Economic Development.........................    5.0%     4.8%     3.5%     5.6%         3.1%      --        12.6%
  Leases.......................................      --     4.0%       --     0.5%         2.9%       --        5.5%
  Special Tax..................................      --     1.3%     0.3%     0.5%         3.7%     2.7%         --
  Miscellaneous................................      --     3.4%     1.9%     6.8%         3.0%     1.1%         --
                                                -------  -------  -------  -------       ------   ------     -------

Total .........................................  100.0%   100.0%   100.0%   100.0%       100.0%   100.0%      100.0%
                                                =======  =======  =======  =======       ======   ======     =======

--------------------------------------------------------------------------------------------------------------------

7.  Agreement and Plan of Reorganization
The Kentucky Tax-Free Fund was originally organized as a series of Trans Adviser Funds, Inc. (Trans Adviser), an open-end management investment company incorporated under the laws of the State of Maryland. Pursuant to an Agreement and Plan of Reorganization dated May 31, 1997, the Fund, on August 29, 1997, succeeded to the assets and liabilities of a series of Trans Adviser with the same name (the Predecessor Fund). The investment objectives, policies and restrictions of the Fund and its Predecessor Fund are substantially identical.

For federal income tax purposes, the reorganization of the Kentucky Tax-Free Fund qualifies as a tax-free reorganization with no tax consequences to the Fund, its Predecessor Fund or their shareholders. In connection with the reorganization, the fiscal year-end of the Fund, subsequent to August 31, 1997, has been changed from August 31 to June 30.

8.  Federal Tax Information for Shareholders (Unaudited)
In accordance with federal tax requirements, each Fund designates its respective dividends paid from net investment income during the periods ended June 30, 1998 as "exempt-interest dividends". On November 28, 1997, the Ohio Insured Tax-Free Fund paid a short-term capital gain distribution of $0.0240 per share and a long-term capital gain distribution of $0.0550, of which $0.0253 was designated as 28% rate gains. As required by federal regulations, shareholders will receive notification of their portion of a Fund's taxable capital gain distributions, if any, paid during the 1998 calendar year early in 1999.

TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
June 30, 1998
============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 21.8%          RATE      DATE         VALUE
------------------------------------------------------------------------------------------------------------
 $    750,000  Goodman, WI, Sanitation Dist. No. 1 Sys. Rev. BANS..........  4.100%  12/01/1998  $   750,000
      500,000  Pima Co., AZ, USD No.1 (Tucson), Prerefunded @ 102..........  6.750   07/01/1998      510,000
      200,000  Arizona St. Highway Trans. Rev., Ser. A.....................  5.700   07/01/1998      200,000
      635,000  Los Alamos Co., NM, Income Utility Rev., Ser. A.............  4.800   07/01/1998      635,000
      110,000  University of New Mexico, Valencia Co. Branch Comm.
                College, GO................................................  4.500   08/01/1998      110,061
      100,000  Ohio St., GO................................................  3.850   08/01/1998      100,000
      500,000  Mesquite, TX, ISD GO, Ser. A................................  7.250   08/15/1998      502,014
      130,000  New York St. Medical Care Fac. Rev., Escrowed to Maturity...  7.250   08/15/1998      130,538
      370,000  Charlotte, NC, COP, Ser. D (Equipment Acq. Proj.)...........  4.050   09/01/1998      370,180
      245,000  Pace, FL, Ppty. Fin. Auth. Util. Sys. Rev...................  4.000   09/01/1998      245,000
      110,000  Philadelphia, PA, Parking Auth. Rev., Prerefunded @ 102.....  7.250   09/01/1998      112,825
      250,000  Alabama St. Municipal Elec. Auth. Power Supply Rev., Ser. A.  6.000   09/01/1998      250,937
      150,000  Ohio St. IDR, Ser. 1997 (Bomaine Corp. Proj.)...............  4.300   11/01/1998      150,000
      110,000  Okanogan Co., WA, GO........................................  3.800   12/01/1998      110,000
    1,000,000  Merrimack Co., NH, TANS.....................................  3.780   12/30/1998    1,000,146
      500,000  Chesterfield Co., VA, GO, Ser. B............................  6.200   01/01/1999      505,765
      600,000  Massillion, OH, GO BANS.....................................  4.550   01/15/1999      602,034
      641,600  American Municipal Power Sys. Impt. BANS (Village
                of Milan Proj.)............................................  3.950   01/22/1999      641,600
      435,000  Collin Co., TX, Comm. College Dist. Rev.....................  4.500   02/01/1999      436,684
      459,000  St. Mary's, OH, CSD, GO BANS................................  3.990   02/23/1999      459,399
      315,000  Washoe Co., NV, GO, Prerefunded @ 102.......................  7.375   07/01/1999      331,275
--------------                                                                                   ------------
 $  8,110,600  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
--------------
               (Amortized Cost $8,153,458).................................                      $ 8,153,458
                                                                                                 ------------
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FLOATING & VARIABLE RATE DEMAND NOTES-- 57.5%                  RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
 $    900,000  Eddyville, IA, IDR (Heartland Lysine, Inc.).................  3.800%  07/01/1998  $   900,000
    1,500,000  Montgomery Co., OH, Ser. 1998A (Miami Valley Hosp.).........  4.000   07/01/1998    1,500,000
      500,000  Hopewell, VA, IDR (Hadson Power)............................  4.050   07/01/1998      500,000
      600,000  Idaho Health Fac. Auth. Rev., Ser. 1995 (St. Luke's Reg.
                Medical Cntr.).............................................  3.750   07/01/1998      600,000
    1,550,000  Kentucky Econ. Dev. Fin. Auth. Rev., Ser. 1995 (Sisters
                of Charity Nazareth).......................................  3.800   07/01/1998    1,550,000
      500,000  Arapahoe Co., CO, Rev., Ser. 1997 (Denver Jet Cntr. Proj.)..  3.900   07/01/1998      500,000
    1,000,000  Ohio St. Air Qual. Dev. Auth. Rev., Ser. 1995A..............  3.800   07/01/1998    1,000,000
    1,000,000  Cuyahoga Co., OH, Hosp. Impt. Rev., Ser. 1997D (Cleveland
                Clinic Foundation).........................................  4.000   07/01/1998    1,000,000
      700,000  Pinal, Co., AZ, IDA PCR (Magma Copper Co.)..................  3.900   07/01/1998      700,000
      900,000  Pinellas Co., FL, Health Fac. Rev. (Pooled Hosp. Loan)......  3.900   07/01/1998      900,000
    1,800,000  Trinity River, TX, Ser. 1997 (ADP Proj.)....................  4.000   07/01/1998    1,800,000
    1,000,000  Hamilton Co., OH, Health System Rev. (Franciscan Sisters)...  4.750   07/01/1998    1,000,000
    1,000,000  Chicago, IL, O'Hare International Airport, Ser. B
                (American Airlines)........................................  4.000   07/01/1998    1,000,000
    1,000,000  Illinois Dev. Fin. Auth. MFH Rev. (Cobbler Square Proj.)....  4.250   07/01/1998    1,000,000
      400,000  Montebello, CA, COP, Ser. 1997 (Montebello Public
                Impt. Corp.)...............................................  3.950   07/01/1998      400,000
      200,000  Kentucky EDR, Hosp. Facs. Rev., Ser. D (Health Alliance)....  3.550   07/01/1998      200,000
      330,000  Coppell, TX, IDR (Minyards Prop., Inc.).....................  3.900   07/01/1998      330,000
      335,000  Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.)...................  4.050   07/02/1998      335,000
       70,000  St. Cloud, MN, Hsg. & Redev. Auth. Rev. (Coborn Realty Co.).  3.800   07/02/1998       70,000
    1,000,000  District of Columbia MFH, Tyler House Trust COP,
                Ser. 1995A.................................................  3.850   07/02/1998    1,000,000
      675,000  Brooklyn Park, MN, IDR (Schmidt Proj.)......................  3.800   07/02/1998      675,000
    1,500,000  Athens-Clarke Co., GA, IDR (Nakanishi Corp. Proj.)..........  4.125   07/02/1998    1,500,000
TAX-FREE MONEY FUND (Continued)
============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FLOATING & VARIABLE RATE DEMAND NOTES-- 57.5%                  RATE      DATE         VALUE
------------------------------------------------------------------------------------------------------------
 $  1,200,000  Indiana St. Dev. Fin. Auth. Rev. (Lutheran H.S. Proj.)......  3.700%  07/02/1998  $ 1,200,000
    1,315,000  Mankato, MN, IDR, Ser. 1998 (Sacco Family Proj.)............  3.950   07/02/1998    1,315,000
      525,000  Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.)...................  3.800   07/02/1998      525,000
--------------                                                                                   ------------
 $ 21,500,000  TOTAL FLOATING & VARIABLE RATE DEMAND NOTES
--------------
               (Amortized Cost $21,500,000)................................                      $21,500,000
                                                                                                 ------------
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     ADJUSTABLE RATE PUT BONDS-- 18.9%                              RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
 $    735,000  Buckeye Tax-Exempt Mtg. Bond Trust..........................  4.050%  08/01/1998  $   733,481
      570,000  Fort Mitchell, KY, Indust. Bldg. Rev.
                (Grandview/Hemmer Proj.)...................................  4.000   08/01/1998      570,000
      605,000  Corpus Christi, TX, IDR (Tex-Air Investment Co. Proj.)......  3.900   08/01/1998      605,000
      290,000  Lansing, MI, EDR (LGH Office Bldg. Proj.)...................  3.700   08/15/1998      290,000
    1,200,000  Owensboro, KY, IDR, Ser. 1985 (Dart Container)..............  3.750   09/01/1998    1,200,000
      106,000  Citizens Federal Tax-Exempt Mtg. Bond Trust.................  3.850   09/01/1998      106,000
      150,000  Cuyahoga Co., OH, IDR (Halle Office Bldg.)..................  4.015   10/01/1998      150,000
      500,000  Santa Clara Co., CA, Hsg. Auth. Rev. (Orchard
                Glen Apartments)...........................................  5.250   11/01/1998      500,000
      180,000  Medina Co., OH, IDR (Nationwide One Proj.)..................  3.950   11/01/1998      179,948
    1,000,000  Westmoreland Co., PA, IDR (White Cons Indust.)..............  4.010   12/01/1998    1,000,000
      540,000  Henderson Co., KY, River Port Auth. IDR
                (David Joseph Proj.).......................................  3.700   01/01/1999      539,649
      500,000  Colorado Health Fac. Auth. Rev., Ser. 1998A.................  3.700   01/15/1999      500,000
      680,000  Lexington-Fayette Co., KY, Urban Govt. Rev.
                (Providence Montessori)....................................  4.125   07/01/1999      680,000
--------------                                                                                   ------------
 $  7,056,000  TOTAL ADJUSTABLE RATE PUT BONDS
--------------
               (Amortized Cost $7,054,078).................................                      $ 7,054,078
                                                                                                 ------------

 $ 36,666,600  TOTAL INVESTMENT SECURITIES-- 98.2%
==============
               (Amortized Cost $36,707,536)................................                      $36,707,536

               OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.8% ...............                          675,907
                                                                                                 ------------

               NET ASSETS-- 100.0% ........................................                      $37,383,443
                                                                                                 ============

See accompanying notes to financial statements and notes to portfolios of investments.

CALIFORNIA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
June 30, 1998
============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 37.5%          RATE      DATE         VALUE
------------------------------------------------------------------------------------------------------------
 $    150,000  Brawley, CA, Wastewater Treatment Fac. Rev., COP............  3.800%  07/01/1998  $   150,000
      460,000  Shasta, CA, Joint Powers Fin. Auth. Landfill Rev.,
                Ser. 1997A.................................................  3.850   07/01/1998      460,000
      500,000  Los Angeles Co., CA, Transportation Sales Tax Rev., Ser. A..  5.200   07/01/1998      500,000
      160,000  Los Angeles Co., CA, Transportation Comm. Sales Tax
                Rev., Ser. A...............................................  7.200   07/01/1998      163,200
      110,000  San Mateo Co., CA, Joint Powers Fin. Auth. Lease Rev........  3.700   07/15/1998      110,000
    1,000,000  Santa Cruz Co., CA, Office of Educ. TRANS...................  4.500   07/30/1998    1,000,460
    1,000,000  Butte Co., CA, Office of Educ. TRANS........................  4.500   07/31/1998    1,000,487
      430,000  Calaveras, CA, USD, GO......................................  3.600   08/01/1998      430,000
      100,000  San Jose Redev. Agcy., Tax Alloc. (Merged Area Proj.).......  4.200   08/01/1998      100,032
      250,000  Pasadena, CA, Comm. Dev., Tax Alloc. (Downtown
                Redev. Proj.)..............................................  4.750   08/01/1998      250,185
    1,000,000  South Coast Air Quality Mgmt. Dist. Bldg. Corp.,
                CA, Rev., Prerefunded @ 102................................  7.800   08/01/1998    1,024,803
      500,000  California St. Dept. of Veteran Affairs, Home
                Purchase Rev., Ser. A......................................  8.300   08/01/1998      511,782
    1,000,000  Oxnard, CA, School Dist. TRANS..............................  4.500   08/13/1998    1,000,734
      235,000  Northern CA, Power Agcy. Rev................................  6.125   08/15/1998      235,657
      200,000  Los Angeles Co., CA, Public Works Fin. Auth. Rev............  4.000   09/01/1998      200,090
      400,000  Modesto, CA, Irrigation Dist. Fin. Auth. Water Proj.
                Rev., Ser. 1998D...........................................  4.250   09/01/1998      400,467
      265,000  Montebello, CA,  Comm. Redev. Agcy., Tax Alloc., Ser. A.....  4.500   09/01/1998      265,305
      300,000  California St. GO...........................................  5.400   09/01/1998      300,766
    1,200,000  Simi Valley, CA, Public Fin. Auth. Rev., Prerefunded @ 102..  7.000   09/01/1998    1,230,193
      635,000  California St. GO...........................................  4.700   10/01/1998      636,706
      190,000  Virgin Islands, Public Fin. Auth. Rev., Ser. B..............  6.900   10/01/1998      191,538
    1,000,000  California St. GO Veterans Bonds, Ser. A-Q..................  8.750   10/01/1998    1,012,074
      205,000  California St. GO, Veterans Bonds, Ser. A-S................. 11.000   10/01/1998      208,631
      215,000  Sacramento, CA, COP, Prerefunded @ 100......................  6.500   11/01/1998      217,126
      750,000  University of California, COP, UCLA Central
                Chiller/Congeneration Fac. ................................ 10.750   11/01/1998      767,349
      175,000  Rubidoux, CA, Community Service Dist. COP (Water Sys.
                Impt. Proj.)...............................................  3.500   12/01/1998      174,834
      100,000  California St. Dept. of Veteran Affairs, Home
                Purchase Rev., Ser. B......................................  3.850   12/01/1998      100,000
      205,000  San Ramon, CA, Public Fin. Auth., Tax Alloc.................  3.600   02/01/1999      205,000
      270,000  Big Bear Lake, CA, COP (Big Bear Lake Impt. Agcy.)..........  6.000   02/01/1999      273,226
      500,000  Los Angeles, CA, Wastewater Sys. Rev., Ser. A,
                Prerefunded @ 102..........................................  7.000   02/01/1999      519,835
      330,000  Los Angeles, CA, Wastewater Sys. Rev., Ser. A,
                Prerefunded @ 102..........................................  7.100   02/01/1999      342,715
      285,000  Madera Co., CA, COP (Valley Childrens Hosp.)................  3.600   03/15/1999      285,000
      200,000  California Fin. Auth. Solid Waste Disposal Rev.,
                Ser. 1998C (City Fibers, Inc.).............................  4.000   04/01/1999      200,000
      250,000  San Diego Co., CA, Regional Transportation Comm.
                Sales Tax Rev., Ser. A.....................................  5.000   04/01/1999      252,366
      100,000  San Diego, CA, Sewer Rev., Ser. A...........................  4.000   05/15/1999      100,125
      100,000  California St. GO, Ser. B-J.................................  4.125   06/01/1999      100,118
      160,000  California St. University Trust COP.........................  6.000   06/01/1999      163,139
      255,000  Napa Valley, CA, USD, GO....................................  7.000   08/01/1999      263,711
--------------                                                                                   ------------
 $ 15,185,000  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS.........
--------------
               (Amortized Cost $15,347,653)................................                      $15,347,653
                                                                                                 ------------
CALIFORNIA TAX-FREE MONEY FUND (Continued)
============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FLOATING & VARIABLE RATE DEMAND NOTES-- 56.4%                  RATE      DATE         VALUE
------------------------------------------------------------------------------------------------------------
 $  1,000,000  California Higher Educ. Loan Auth. Student Loan Rev.........  3.500%  07/01/1998  $ 1,000,000
    1,600,000  Vacaville, CA, IDA, IDR (Leggett & Platt, Inc.).............  3.650   07/01/1998    1,600,000
    1,500,000  Dinuba, CA, Fin. Auth. Rev., Ser. 1996A (Wastewater
                Treatment Plant Proj.).....................................  3.950   07/01/1998    1,500,000
      400,000  Newport Beach, CA, Rev., Ser. C (Hoag Memorial Hosp.).......  3.600   07/01/1998      400,000
    1,400,000  San Rafael, CA, IDR, Ser. 1984 (Phoenix American, Inc.).....  3.700   07/01/1998    1,400,000
    2,900,000  Santa Paula, CA, Public Fin. Auth. Rev., Ser. 1996
                (Water Sys. Acquisition Proj.).............................  4.300   07/01/1998    2,900,000
    1,500,000  Ontario, CA, Rev., Ser. A (Redev. Agcy. Hsg. Fin.)..........  4.250   07/01/1998    1,500,000
      600,000  Montebello, CA, COP, Ser. 1997 (Montebello Public
                Impt. Corp.)...............................................  3.950   07/01/1998      600,000
    1,200,000  Newport Beach, CA, Rev., Ser. A (Hoag Memorial Hosp.).......  3.600   07/01/1998    1,200,000
    1,000,000  San Bernardino Co., CA, Capital Impt.
                Refinancing Proj. Rev. ....................................  3.900   07/02/1998    1,000,000
    1,150,000  Alameda Co., CA, IDR, Ser. A (Tool Family Partnership)......  3.500   07/02/1998    1,150,000
    1,300,000  San Bernardino Co., CA, COP.................................  3.600   07/02/1998    1,300,000
      900,000  San Bernardino, CA, IDR (LaQuinta Motor Inns)...............  3.650   07/02/1998      900,000
    1,500,000  Hanford, CA, Sewer Rev., Ser. A.............................  3.900   07/02/1998    1,500,000
    2,000,000  Alameda Co., CA, IDR (Dicon Fiberoptics, Inc., Proj. A).....  3.500   07/02/1998    2,000,000
    3,200,000  California PCR Fin. Auth., Ser. 1983 (Southdown, Inc.)......  3.800   07/15/1998    3,200,000
--------------                                                                                   ------------
 $ 23,150,000  TOTAL FLOATING & VARIABLE RATE DEMAND NOTES
--------------
               (Amortized Cost $23,150,000)................................                      $23,150,000
                                                                                                 ------------
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     ADJUSTABLE RATE PUT BONDS-- 2.9%                               RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
 $  1,200,000  Huntington Park, CA, Redev. Agcy. Rev. (Huntington
                Park Personal Storage II)..................................  3.800%   08/01/1998 $ 1,200,000
--------------                                                                                   ------------
               (Amortized Cost $1,200,000)
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     COMMERCIAL PAPER-- 2.4%                                        RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
 $  1,000,000  San Diego, CA, IDR (SDG&E)..................................  3.550%  07/14/1998  $ 1,000,000
--------------                                                                                   ------------
               (Amortized Cost $1,000,000)

 $ 40,535,000  TOTAL INVESTMENT SECURITIES-- 99.2%
==============
               (Amortized Cost $40,697,653)................................                      $40,697,653

               OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.8% ...............                          315,179
                                                                                                 ------------

               NET ASSETS-- 100.0% ........................................                      $41,012,832
                                                                                                 ============

See accompanying notes to financial statements and notes to portfolios of investments.

OHIO TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
June 30, 1998
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 33.7%          RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
 $    500,000  Ohio St. Higher Educ. Fac. Comm. Rev.
                (Western Reserve Univ.)....................................  4.750%  07/01/1998    $ 500,000
      925,000  Seneca Co., OH, Human Fac. GO BANS..........................  4.120   07/09/1998      925,054
      700,000  Marysville, OH, Road Realignment GO BANS....................  4.060   07/15/1998      700,069
    2,000,000  Plain Township, OH, Fire Station GO BANS....................  4.330   07/15/1998    2,000,438
      893,000  Reynoldsburg City, OH, Cap. Fac. GO BANS, Ser. 1998.........  4.150   07/15/1998      893,135
    1,000,000  Springboro City, OH, Water Sys. Impt. GO BANS, Ser. 1998....  4.050   07/28/1998    1,000,219
    2,226,000  Wood Co., OH, Sheriff's Dept. Impt. GO BANS, Ser. 1997......  4.250   07/31/1998    2,226,615
    1,000,000  Euclid City, OH, Various Purpose GO BANS....................  4.120   07/31/1998    1,000,134
    2,000,000  Ohio St. GO.................................................  3.850   08/01/1998    2,000,073
      250,000  Ohio St. GO.................................................  4.000   08/01/1998      250,054
    1,000,000  Ohio St. GO.................................................  5.500   08/01/1998    1,001,476
      270,000  Ohio St., Infrastructure GO.................................  3.800   08/01/1998      270,014
    1,000,000  Pickerington, OH, LSD School Impt. GO BANS, Ser. 1998.......  4.070   08/03/1998    1,000,393
    1,400,000  Wadsworth, OH, CSD School Impt. GO BANS, Ser. 1998..........  4.230   08/04/1998    1,400,554
    1,000,000  Wadsworth, OH, CSD School Impt. GO BANS.....................  4.375   08/04/1998    1,000,431
    1,060,000  Mason-Deerfield Joint Fire Dist. GO BANS, Ser. 1997.........  4.260   08/05/1998    1,060,254
    2,440,000  Ottawa Co., OH, Regional Water Sys. Impt. GO BANS...........  4.125   08/06/1998    2,440,578
    1,055,000  Marysville, OH, Downtown Sidewalk GO BANS...................  4.220   09/03/1998    1,055,481
      207,000  Plain, OH, LSD School Impt. GO BANS.........................  4.310   09/03/1998      207,067
      890,000  Marysville, OH, Various Purpose GO BANS.....................  4.160   09/03/1998      890,390
    1,000,000  Wilmington, OH, CSD School Impt. GO BANS....................  4.300   09/08/1998    1,001,113
    1,180,000  Loveland, OH, Real Estate Acq. GO BANS......................  4.110   09/10/1998    1,180,464
      250,000  Columbus, OH, GO, Ser. 2....................................  4.350   09/15/1998      250,329
    4,075,000  Mayfield Village, OH, Various Purpose GO BANS...............  4.125   09/29/1998    4,077,107
    1,200,000  Rural Lorain, OH, Water Auth. Rev., Prerefunded @ 102.......  7.700   10/01/1998    1,235,107
      900,000  Salem, OH, CSD Energy Conserv. GO BANS, Ser. 1997...........  4.130   10/01/1998      900,390
    1,050,000  Ohio St. Bldg. Auth. Rev., Ser. C...........................  7.100   10/01/1998    1,058,367
    2,000,000  Ontario, OH, LSD School Impt. GO BANS.......................  4.375   10/07/1998    2,003,340
    1,000,000  Lake Co., OH, Various Purpose GO BANS.......................  4.070   10/08/1998    1,000,442
    1,580,000  Streetsboro City, OH, Various Purpose GO BANS...............  4.150   10/09/1998    1,580,623
    2,030,000  Jackson Co., OH, Correction Fac. GO BANS,  Ser. 1997........  4.330   10/15/1998    2,031,884
    1,000,000  Hamilton, OH, Elec. Sys. Rev., Ser. B, Prerefunded @ 102....  8.000   10/15/1998    1,032,011
      500,000  Columbus, OH, Water Sys. Rev................................  5.500   11/01/1998      502,929
    1,000,000  Ohio St. Public Fac. Rev., Ser. II-B........................  4.500   11/01/1998    1,002,597
      500,000  Ohio St. Higher Educ. Fac. Comm. Rev. (Xavier
                Univ. Proj.), Prerefunded @ 100............................  7.200   11/01/1998      505,927
      500,000  Lima, OH, River Corridor Land Acq. GO BANS..................  4.250   11/10/1998      500,435
      500,000  Cuyahoga Co., OH, Hosp. Rev. (Cleveland Clinic Foundation)..  5.250   11/15/1998      502,819
    1,155,000  Marysville, OH, Various Purpose GO BANS.....................  4.220   11/19/1998    1,156,157
    3,500,000  Hamilton, OH, Real Estate Acq. GO BANS......................  4.850   11/19/1998    3,503,227
    2,000,000  Summit Co., OH, Various Purpose GO BANS, Ser. 1997B.........  4.875   11/19/1998    2,007,996
    1,425,000  Marion Co., OH, Correctional Fac. GO BANS...................  4.100   11/23/1998    1,426,195
    1,190,500  Fort Recovery, OH, LSD School Construction GO BANS..........  4.230   11/24/1998    1,192,721
      600,000  Gahanna-Jefferson, OH, CSD GO BANS..........................  4.500   12/01/1998      601,937
      500,000  Kettering, OH, Recreation Center GO.........................  4.300   12/01/1998      501,421
    1,580,000  Toledo, OH, Various Purpose GO, Ser. A......................  3.850   12/01/1998    1,580,000
      730,000  Toledo, OH, Various Purpose GO, Ser. B......................  3.850   12/01/1998      730,293
    1,135,000  Olentangy, OH, LSD School Impt. GO BANS.....................  3.900   12/01/1998    1,135,898
      300,000  Adams Co., OH, Valley LSD School Impt. GO BANS..............  4.550   12/01/1998      300,968
      640,000  Muskingum Co., OH, Brandywine Blvd. Extension GO BANS.......  4.350   12/02/1998      640,778
OHIO TAX-FREE MONEY FUND (Continued)
============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 33.7%          RATE      DATE         VALUE
------------------------------------------------------------------------------------------------------------
 $  1,200,000  Muskingum Co., OH, Juvenile Detention GO BANS...............  4.100%  12/03/1998  $ 1,202,079
      900,000  Hudson City, OH, Various Purpose GO BANS....................  4.125   12/10/1998      900,826
    2,900,000  Geauga Co., OH, Park Dist. GO...............................  4.080   12/10/1998    2,900,981
      840,000  Maple Heights, OH, CSD GO TRANS, Ser. 1998..................  4.000   12/11/1998      840,728
      885,000  Painesville City, OH, Various Purpose GO BANS...............  4.140   12/16/1998      885,937
      710,000  Wood Co., OH, Regional Water & Sewer GO BANS................  4.100   01/22/1999      710,570
      850,000  Marysville, OH, Various Purpose GO BANS.....................  4.070   01/28/1999      851,276
    3,239,377  Toledo, OH, CSD Energy Conserv. GO BANS.....................  4.000   01/29/1999    3,242,999
      600,000  North Ridgeville City, OH, Waterworks Sys. Impt. GO BANS....  4.200   02/03/1999      600,857
    1,190,000  Marion Co., OH, Human Services Bldg. Impt. GO BANS..........  4.100   02/10/1999    1,192,108
    1,200,000  South Euclid-Lyndhurst, OH, CSD Energy Conserv. GO..........  3.980   02/11/1999    1,201,636
    1,000,000  Mason, OH, CSD GO BANS, Ser. 1998A..........................  4.020   02/18/1999    1,002,575
    2,000,000  Van Wert Co., OH, Jail Construction GO BANS.................  3.930   02/18/1999    2,001,589
      950,000  Ottawa Co., OH,  Port Auth. Fac. GO BANS....................  3.980   02/23/1999      951,662
    1,130,000  Akron, OH, Waterworks Rev...................................  3.650   03/01/1999    1,130,000
      500,000  Ohio St. Bldg. Auth. Rev., Ser. A...........................  7.150   03/01/1999      511,060
    1,050,000  Salem, OH, CSD School Impt. GO BANS, Ser. 1998..............  3.900   03/04/1999    1,051,362
    3,960,000  American Municipal Power, OH, Rev. BANS (City of
                Wadsworth Proj.)...........................................  3.850   03/17/1999    3,960,000
      300,000  New Knoxville, OH, LSD School Impt. GO BANS.................  4.070   03/25/1999      300,463
    1,800,000  American Municipal Power, OH, Rev. BANS (Lodi Village Proj.)  3.875   03/25/1999    1,800,000
    1,266,000  Crestline Village, OH, Capital Facilities GO BANS, Ser. 1998  4.250   04/07/1999    1,267,865
      900,000  Allen Co., OH, Bath Township Ditch GO BANS..................  4.100   04/13/1999      902,037
    3,300,000  Hebron Village, OH, Sanitary Sewer Sys., Ser. 1998..........  4.580   04/15/1999    3,314,503
    1,000,000  Ohio St. Pub. Fac., Higher Educ. Rev., Ser. II-A............  4.750   05/01/1999    1,008,499
    1,250,000  Marysville, OH, Various Purpose GO BANS.....................  4.160   05/06/1999    1,252,639
    1,150,000  Ross Co., OH, Bldg. Acq. GO BANS............................  4.000   05/19/1999    1,150,000
    2,000,000  Summit Co., OH, Various Purpose GO BANS, Ser. 1998A.........  4.500   06/03/1999    2,013,462
    1,000,000  Norwalk City, OH, Street Impt. GO BANS (Downtown
                Rental Proj.)..............................................  4.000   06/10/1999    1,001,536
    2,500,000  Hamilton City, OH, Various Purpose GO BANS, Ser. 1998.......  3.750   06/11/1999    2,500,000
    2,400,000  Obetz Village, OH, Street Impt. GO BANS.....................  4.170   06/15/1999    2,403,736
    1,870,000  St. Mary's City, OH, Sanitation Impt. GO BANS...............  4.200   06/15/1999    1,875,160
    1,100,000  Van Wert City, OH, Sewer Sys. Impt. GO BANS.................  4.150   06/17/1999    1,103,054
      410,000  Parma, OH, CSD School Impt. GO BANS.........................  3.850   06/24/1999      410,000
    1,640,000  Clark Co., OH, Various Purpose GO BANS......................  4.150   06/24/1999    1,645,420
    2,100,000  American Municipal Power, OH, Rev. BANS
                (Montpelier Village Proj.).................................  3.950   07/15/1999    2,100,000
--------------                                                                                   ------------
 $107,926,877  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
--------------
               (Amortized Cost $108,152,523)...............................                      $108,152,523
                                                                                                 ------------
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FLOATING & VARIABLE RATE DEMAND NOTES-- 57.7%                  RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
 $     50,000  Franklin Co., OH, IDR (Columbus Dist.)......................  3.700%  07/01/1998  $    50,000
    2,200,000  Cuyahoga Co., OH, Educ. Fac. Rev., Ser. 1998 (United
                Cerebral Palsy Assoc.).....................................  3.650   07/01/1998    2,200,000
    4,100,000  Hamilton Co., OH, Hosp. Fac. Rev., Ser. 1997B
               (Health Alliance of Greater Cincinnati).....................  3.550   07/01/1998    4,100,000
    3,500,000  Summit, OH, Civic Fac. Rev., Ser. 1997 (YMCA Proj.).........  3.650   07/01/1998    3,500,000
      965,000  Centerville, OH, Health Care Rev. (Bethany Memorial)........  3.600   07/01/1998      965,000
    3,000,000  Cuyahoga Co., OH, Hosp. Rev., Ser. 1997C
                (Cleveland Clinic Foundation)..............................  3.550   07/01/1998    3,000,000
    1,700,000  Lorain Co., OH, IDR (EMH Med. Ctr. Proj.)...................  3.600   07/01/1998    1,700,000
    1,000,000  Butler Co., OH, IDR (Phillip Morris Co.)....................  3.600   07/01/1998    1,000,000
    1,375,000  Greene Co., OH, Health Care Fac. Rev. (Green Oaks Proj.)....  3.650   07/01/1998    1,375,000
OHIO TAX-FREE MONEY FUND (Continued)
============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FLOATING & VARIABLE RATE DEMAND NOTES-- 57.7%                  RATE      DATE         VALUE
------------------------------------------------------------------------------------------------------------
 $  2,320,000  Erie Co., OH, IDR (Toft Dairy, Inc.)........................  3.650%  07/01/1998  $ 2,320,000
      750,000  Orrville, OH, Hosp. Fac. Rev., Ser. 1990 (Orrville Hosp.)...  3.650   07/01/1998      750,000
    2,700,000  Hamilton Co., OH, Health Alliance, Ser. F...................  3.550   07/01/1998    2,700,000
    3,000,000  Clinton Co., OH, Hosp. Rev. (Ohio Hospital Cap., Inc.)......  3.650   07/01/1998    3,000,000
    2,000,000  Montgomery Co., OH, EDR Rev. (Dayton Art Institute).........  3.550   07/01/1998    2,000,000
      500,000  Ohio St. Environmental Impt. Rev. (U.S. Steel Corp.)........  3.850   07/01/1998      500,000
    2,900,000  Muskingum Co., OH, IDR (Elder-Beerman)......................  3.850   07/01/1998    2,900,000
    4,045,000  Cuyahoga Co., OH, IDR (S & R Playhouse Realty)..............  3.900   07/01/1998    4,045,000
    1,865,000  Franklin Co., OH, IDR (Capitol South).......................  3.950   07/01/1998    1,865,000
    2,200,000  Delaware Co., OH, IDR (Radiation Sterilizers, Inc.).........  3.900   07/01/1998    2,200,000
    1,000,000  Cuyahoga Co., OH, Hosp. Rev., Ser. 1997D (Cleveland
                Clinic Foundation).........................................  4.000   07/01/1998    1,000,000
      375,000  Franklin Co., OH, IDR (BOA Ltd. Proj.)......................  4.000   07/01/1998      375,000
    1,000,000  Wyandot Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.)............  3.600   07/01/1998    1,000,000
      800,000  Cincinnati & Hamilton Co., OH, Port. Auth. EDR
                (Kenwood Office Assoc. Proj.)..............................  3.700   07/01/1998      800,000
    1,700,000  Montgomery Co., OH, Rev., Ser. 1998A (Miami Valley Hospital)  4.000   07/01/1998    1,700,000
   14,500,000  Hamilton Co., OH, Health Sys. Rev. (Franciscan Sisters).....  4.750   07/01/1998   14,500,000
    5,600,000  Ohio St. Air Quality Dev. Auth. Rev., Ser. 1995A
                (Cincinnati Gas & Elect.)..................................  3.800   07/01/1998    5,600,000
      900,000  Lucas Co., OH, EDR (Glendale Meadows).......................  3.650   07/01/1998      900,000
      905,000  Cuyahoga Co., OH, IDR (Pleasant Lake Assoc.)................  3.650   07/01/1998      905,000
    2,170,000  Summit Co., OH, IDR (Bowery Assoc.).........................  3.600   07/01/1998    2,170,000
    1,000,000  Meigs Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.)..............  3.600   07/01/1998    1,000,000
      494,000  Lorain Co., OH, IDR, Ser. C (Kindercare)....................  3.700   07/01/1998      494,000
      300,000  Medina, OH, IDR (Kindercare)................................  3.700   07/01/1998      300,000
    1,000,000  Delaware Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.)...........  3.600   07/01/1998    1,000,000
      375,000  Hudson Village, OH, IDR, Ser. A (Kindercare)................  3.700   07/01/1998      375,000
      965,000  Huron Co., OH, Rev. (Norwalk Furniture Corp.)...............  3.650   07/01/1998      965,000
      670,000  Montgomery Co., OH, Health Care Rev., Ser. A
                (Dayton Area MRI Consortium)...............................  3.650   07/01/1998      670,000
      200,000  Ohio St. Water Dev. Auth. Rev. (Timken Co. Proj.)...........  3.600   07/01/1998      200,000
      775,000  Cuyahoga Co., OH, Health Care Fac. Rev., Ser. 1993A
               (Hospice of the Western Reserve)............................  3.650   07/01/1998      775,000
      900,000  Cuyahoga Co., OH, Health Care Fac. Rev. (Benjamin
                Rose Inst.)................................................  3.600   07/01/1998      900,000
      340,000  Montgomery Co., OH, IDR (Kindercare)........................  3.700   07/01/1998      340,000
      437,000  Stark Co., OH, IDR, Ser. D (Kindercare).....................  3.700   07/01/1998      437,000
      935,000  Lucas Co., OH, IDR, Ser. D (Kindercare).....................  3.700   07/01/1998      935,000
      564,000  Franklin Co., OH, IDR, Ser. D (Kindercare)..................  3.700   07/01/1998      564,000
    2,160,000  Defiance Co., OH, IDR (Isaac Property Proj.)................  3.650   07/01/1998    2,160,000
    1,000,000  Morrow Co., OH, IDR (Field Container Corp.).................  3.550   07/01/1998    1,000,000
    1,000,000  Toledo, OH, City Serv., Special Assessment..................  3.550   07/01/1998    1,000,000
      287,000  Middletown, OH, IDR, Ser. A (Kindercare)....................  3.700   07/01/1998      287,000
    1,300,000  Franklin Co., OH, IDR (Jacobsen Stores).....................  3.950   07/01/1998    1,300,000
      375,000  Wadsworth, OH, IDR (Kindercare).............................  3.700   07/01/1998      375,000
    1,750,000  Cuyahoga Co., OH, Health Care Fac. Rev., Ser. 1993B
                (Hospice of the Western Reserve)...........................  3.650   07/01/1998    1,750,000
    2,690,000  Hancock Co., OH, MFM Rev., Ser. A (Crystal Glen Apts.
                Proj. Phase II)............................................  3.600   07/02/1998    2,690,000
    4,485,000  Trumbull Co., OH, Health Care Fac. Rev. (Shepherd of
                the Valley)................................................  3.600   07/02/1998    4,485,000
      770,000  Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.).......  3.600   07/02/1998      770,000
      770,000  Marion Co., OH, Hosp. Impt. Rev., Ser. 1992
                (Pooled Lease Proj.).......................................  3.600   07/02/1998      770,000
    4,000,000  Montgomery Co., OH, Ltd. Oblig. Rev., Ser. 1996
                (St. Vincent De Paul Proj.)................................  3.750   07/02/1998    4,000,000
    3,500,000  Lima, OH, Hosp. Fac. & Impt. Rev., Ser. 1996
                (Lima Memorial Hosp.)......................................  3.600   07/02/1998    3,500,000
    1,610,000  Mahoning Co., OH, Health Care Fac. Rev.
                (Ohio Heart Institute).....................................  3.600   07/02/1998    1,610,000
    3,200,000  Butler Co., OH, Hosp. Fac. Rev., Ser. 1998A
               (Berkeley Square Retirement Cntr. Proj.)....................  3.650   07/02/1998    3,200,000
OHIO TAX-FREE MONEY FUND (Continued)
============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FLOATING & VARIABLE RATE DEMAND NOTES-- 57.7%                  RATE      DATE         VALUE
------------------------------------------------------------------------------------------------------------
 $    750,000  Pike Co., OH, EDR (Pleasant Hill)...........................  3.600%  07/02/1998  $   750,000
      450,000  Akron, Bath & Copley, OH, Joint Twp. Hosp. Rev.
                (Visiting Nurse Svcs. Proj.)...............................  3.600   07/02/1998      450,000
    1,252,900  Hamilton Co., OH, EDR, Ser. 1995 (Cincinnati Assoc.
                for the Performing Arts)...................................  3.650   07/02/1998    1,252,900
      350,000  Lucas Co., OH, Rev. (Sunshine Children's Home)..............  3.600   07/02/1998      350,000
    3,700,000  Ashtabula Co., OH, Hosp. Fac. Rev., Ser. 1995
                (Ashtabula Co. Med. Ctr. Proj.)............................  3.600   07/02/1998    3,700,000
    1,445,000  Village of Andover, OH, Health Care Rev., Ser. 1996
                (D&M Realty Proj.).........................................  3.600   07/02/1998    1,445,000
      405,000  Lucas Co., OH, IDR (S.A. Associates Proj.)..................  3.700   07/02/1998      405,000
      565,000  Summit Co., OH, IDR (Go-Jo Indust., Inc. Proj.).............  3.600   07/02/1998      565,000
      100,000  Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.).......  3.600   07/02/1998      100,000
    1,180,000  Franklin Co., OH, IDR (Ohio Girl Scouts)....................  3.600   07/02/1998    1,180,000
    1,560,000  Allen Co., OH, Health Care Fac. Rev. (Mennonite
                Memorial Home Proj.).......................................  3.500   07/02/1998    1,560,000
    1,900,000  Summit Co., OH, Health Care Fac. Rev., Ser. 1997
                (Evant, Inc. Proj.)........................................  3.600   07/02/1998    1,900,000
    2,000,000  Franklin Co., OH, IDR (Alco Standard Corp.).................  3.650   07/02/1998    2,000,000
    1,700,000  Clinton Co., OH, Hosp. Rev. (Clinton Memorial Hosp.)........  3.600   07/02/1998    1,700,000
    5,630,000  Sharonville, OH, IDR (Duke Realty Proj.)....................  3.600   07/02/1998    5,630,000
    5,000,000  Hamilton Co., OH, Fac. Rev., Ser. 1997A (Episcopal
                Retirement Homes)..........................................  3.650   07/02/1998    5,000,000
    1,600,000  Warren Co., OH, IDR (Liquid Container Proj.)................  3.600   07/02/1998    1,600,000
    3,740,000  Montgomery Co., OH, Health Care Rev. (Comm.
                Blood Ctr. Proj.)..........................................  3.600   07/02/1998    3,740,000
    8,000,000  Franklin Co., OH, IDR (Berwick Steel).......................  4.250   07/02/1998    8,000,000
    1,000,000  Franklin Co., OH, Hosp. Rev. (U.S. Health Corp.)............  3.550   07/02/1998    1,000,000
    4,600,000  Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.)...............  3.600   07/02/1998    4,600,000
      400,000  Franklin Co., OH, IDR (Columbus College)....................  3.600   07/02/1998      400,000
    4,800,000  Ohio St. EDR, Ser. 1983 (Court St. Ctr. Assoc. Ltd. Proj.)..  3.600   07/02/1998    4,800,000
      900,000  Rickenbacker, OH, Port. Auth. Rev. (Rickenbacker
                Holdings, Inc.)............................................  3.600   07/02/1998      900,000
    1,750,000  Westlake, OH, IDR (Nordson Co.).............................  3.500   07/02/1998    1,750,000
    5,000,000  Ohio St. Higher Educ. Fac. Comm. Rev. (Pooled Fin.).........  3.600   07/02/1998    5,000,000
    2,000,000  Cuyahoga Co., OH, IDR, Ser. 1989 (Motch Corp. Proj.)........  3.750   07/02/1998    2,000,000
    5,800,000  Hamilton Co., OH, Hosp. Fac. Rev., Ser. 1997A
                (Children's Hosp. Med. Ctr.................................  3.600   07/02/1998    5,800,000
    1,955,000  Mahoning Co., OH, Health Care Fac. Rev. (Copeland Oaks).....  3.600   07/02/1998    1,955,000
    1,975,000  Ashland Co., OH, Hosp. Fac. Rev., Ser. 1989
                (Good Shepherd Home).......................................  4.000   07/03/1998    1,975,000
      600,000  Ohio St. Higher Educ. Fac. Rev., (John Carroll University)..  4.250   07/06/1998      600,000
    4,250,000  Cincinnati & Hamilton Co., OH, Port. Auth. Rev.
                (Kaiser Agric. Chemical Co.)...............................  3.350   07/07/1998    4,250,000
    1,400,000  Hamilton Co., OH, IDR (ADP System)..........................  3.700   07/15/1998    1,400,000
--------------                                                                                   ------------
 $184,729,900  TOTAL FLOATING & VARIABLE RATE DEMAND NOTES
--------------
               (Amortized Cost $184,729,900)...............................                      $184,729,900
                                                                                                 ------------

OHIO TAX-FREE MONEY FUND (Continued)
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     ADJUSTABLE RATE PUT BONDS-- 9.2%                               RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
 $  2,500,000  Ohio St. Air Quality Dev. Auth. Rev., Ser. A
                (Duquesne Light)...........................................  3.950%  07/10/1998  $ 2,500,000
    1,215,000  Hamilton, OH, IDR (Continental Commercial Ppty.)............  3.850   08/01/1998    1,215,000
    1,000,000  Ohio St. Air Quality Dev. Auth. Rev., Ser. A
                (Ohio Edison Proj.)........................................  4.350   08/01/1998    1,000,371
      884,000  Citizens Federal Tax-Exempt Mtg. Bond Trust.................  3.850   09/01/1998      884,000
    2,520,000  Perry Co., OH, Nursing Fac. Rev., Ser. 1996
                (New Lexington Health Corp. Proj.).........................  4.000   09/01/1998    2,520,000
      640,000  Riverside, OH, Econ. Dev. Rev. (Riverside Assoc. Ltd. Proj.)  3.800   09/01/1998      640,000
    4,915,000  Cuyahoga Co., OH, IDR (Halle Office Building)...............  4.015   10/01/1998    4,915,000
      165,000  Franklin Co., OH, IDR (Pan Western Life)....................  3.650   10/01/1998      165,000
    1,210,000  Miami Valley Tax-Exempt Mtg. Bond Trust.....................  4.880   10/15/1998    1,210,000
    1,410,000  Clermont Co., OH, EDR (John Q. Hammons Proj.)...............  3.800   11/01/1998    1,410,000
      615,000  Franklin Co., OH, IDR (GSW Proj.)...........................  3.750   11/01/1998      615,000
    3,125,000  Ohio St. HFA MFH (Lincoln Park).............................  3.850   11/01/1998    3,125,000
    3,570,000  Richland Co., OH, IDR (Mansfield Sq. Proj.).................  3.850   11/15/1998    3,570,000
      585,000  Cuyahoga Co., OH, Health Care Rev...........................  3.950   12/01/1998      585,000
    2,290,000  Franklin Co., OH, IDR (Leveque & Assoc. Proj.)..............  3.800   12/01/1998    2,290,000
      905,000  Scioto Co., OH, Health Care Rev. Bonds (Hillview Retirement)  3.800   12/01/1998      905,000
    1,000,000  Gallia Co., OH, IDR (Jackson Pike Assoc.)...................  3.700   12/15/1998    1,000,000
    1,085,000  Ohio Company Tax-Exempt Mtg. Bond Trust, Ser. 2.............  3.900   12/15/1998    1,084,776
--------------                                                                                   ------------
 $ 29,634,000  TOTAL ADJUSTABLE RATE PUT BONDS
--------------
               (Amortized Cost $29,634,147)................................                      $29,634,147
                                                                                                 ------------

 $322,290,777  TOTAL INVESTMENT SECURITIES -- 100.6%
==============
               (Amortized Cost $322,516,570)...............................                      $322,516,570

               LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.6)% .............                        (1,934,059)
                                                                                                 ------------

               NET ASSETS-- 100.0% ........................................                      $320,582,511
                                                                                                 ============

See accompanying notes to financial statements and notes to portfolios of investments.

FLORIDA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
June 30, 1998
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 33.9%          RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
 $    250,000  Puerto Rico Elec. Power Auth. Rev., Ser. O..................  6.300%  07/01/1998  $   250,000
      200,000  Florida School Board Assoc. Lease Rev. (Orange Co. Proj.)...  6.800   07/01/1998      200,000
      140,000  Florida St. GO..............................................  7.000   07/01/1998      140,000
      100,000  Parker, AZ, Street & Highway Rev. Proj. 1997, Ser. A........  9.000   07/01/1998      100,000
      155,000  Florida St. GO, Prerefunded @ 102...........................  7.000   07/01/1998      158,100
    1,150,000  Dade Co., FL, GO, Ser. 1....................................  6.750   07/01/1998    1,150,000
      100,000  Brevard Co., FL, School Dist. COP, Ser. A...................  5.110   07/01/1998      100,000
      150,000  Florida St. Div. Board Fin. Rev. (Dept. of Natural Resources) 4.300   07/01/1998      150,000
      500,000  Seattle, WA, GO, Prerefunded @ 100..........................  7.200   07/01/1998      500,000
      100,000  Broward Co., FL, School Board COP...........................  6.750   07/01/1998      102,812
      335,000  Clay Co., FL, School Board Master Lease Program COP.........  4.200   07/01/1998      335,000
      300,000  Westfield, IN, High School Bldg. Corp. Rev., Ser. 1998......  3.600   07/05/1998      300,000
      435,000  Lawrence Twp., IN, School Bldg. Corp. Rev...................  3.750   07/05/1998      435,000
      385,000  East Chicago, IN, Multi-School Bldg. Rev., Ser. 1998........  4.000   07/15/1998      385,020
      280,000  Lakeland, NY, Central School Dist. GO.......................  6.000   07/15/1998      280,244
      835,000  Miami-Dade Co., FL, School Boards COP, Ser. A...............  4.250   08/01/1998      835,084
      100,000  Lee Co., FL, School Board COP, Ser. A.......................  4.750   08/01/1998      100,074
      500,000  Palm Beach Co., FL, School Board COP, Ser. A................  4.150   08/01/1998      500,138
      150,000  Indian Trail, FL, Water Control Dist. Impt. Rev.............  4.100   08/01/1998      150,043
      100,000  Dade Co., FL, School Dist. GO...............................  6.400   08/01/1998      100,206
      500,000  Dade Co., FL, School Dist. GO...............................  6.000   08/01/1998      500,941
      250,000  Dade Co., FL, School Board COP (G. Holmes Braddock
                High School)...............................................  4.375   08/01/1998      250,097
      500,000  Seminole Co., FL, School Dist. GO...........................  5.400   08/01/1998      500,672
      325,000  Dallas, TX, Tax Increment Fin. Reinvest. Zone, Tax Alloc....  5.600   08/15/1998      325,656
      200,000  Indian River Co., FL, Water & Sewer Rev., Ser. B............  4.400   09/01/1998      200,180
    1,000,000  Yakima Co., WA, BANS........................................  4.125   09/01/1998    1,000,588
      500,000  Aurora, IL, MFH Rev., Ser. 1988 (Fox Valley)................  7.750   09/01/1998      502,424
      150,000  Miami, FL, Spec. Rev........................................  4.500   09/01/1998      150,160
      360,000  Port St. Lucie, FL, Sales Tax Rev...........................  3.500   09/01/1998      360,000
      100,000  Hollywood, FL, Water & Sewer Rev............................  6.000   10/01/1998      100,507
      100,000  Broward Co., FL, Airport Sales Rev., Ser. C.................  4.100   10/01/1998      100,060
      250,000  Dade Co., FL, Aviation Rev., Ser. A.........................  5.150   10/01/1998      250,827
      150,000  Dade Co., FL, Seaport Rev...................................  4.000   10/01/1998      150,090
      200,000  Tallahassee, FL, Municipal Elec. Rev., Ser. A...............  4.900   10/01/1998      200,414
      250,000  Destin, FL, Capital Impt. Rev., Prerefunded @ 102...........  7.100   10/01/1998      260,127
      100,000  Jacksonville, FL, Elec. Auth. Rev...........................  9.750   10/01/1998      101,478
      600,000  Indiana St. Univ., IN, Student Fees Rev., Ser. H............  3.900   10/01/1998      600,140
      425,000  Lake Superior St. Univ., MI, Rev............................  4.500   11/15/1998      426,172
      230,000  Clinton Co., IN, Jail Bldg. Corp. Rev.......................  3.900   11/15/1998      230,000
    1,339,000  South Bay, FL, Subordinate Water & Sewer Rev. BANS,
                Ser. 1998..................................................  4.350   12/01/1998    1,340,864
      320,000  Virginia Beach, VA, Dev. Auth. Lease Rev., Social Svcs. Fac.  4.300   12/01/1998      320,915
      230,000  Grand Co., CO, School Dist. East Grand #2...................  3.700   12/01/1998      230,000
      300,000  Sycamore, OH, Comm. School Dist. School Impt. GO, Ser. 1998.  3.700   12/01/1998      300,000
    2,000,000  Merrimack Co., NH, TANS.....................................  3.780   12/30/1998    2,000,291
      185,000  Escambia Co., FL, Utilities Auth. Rev., Ser. 1998A..........  3.600   01/01/1999      185,000
    1,000,000  Florida St. Board of Educ. Cap. Outlay GO, Ser. A...........  4.500   01/01/1999    1,003,160
      500,000  Texas Turnpike Auth. Rev. (N. Dallas Tollway),
                Prerefunded @ 102..........................................  7.250   01/01/1999      523,462
FLORIDA TAX-FREE MONEY FUND (Continued)
============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 33.9%          RATE      DATE         VALUE
------------------------------------------------------------------------------------------------------------
 $    300,000  West Palm Beach, FL, GO, Prerefunded @ 102..................  6.000%  03/01/1999  $   310,237
      360,000  Dade Co., FL, School Board COP, Ser. A......................  4.300   05/01/1999      361,394
    2,500,000  Port St. Joe, FL, Cap. Impt. Rev. BANS, Ser. 1998...........  4.350   07/01/1999    2,507,700
--------------                                                                                   ------------
 $ 21,489,000  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
--------------
               (Amortized Cost $21,565,277)................................                      $21,565,277
                                                                                                 ------------
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FLOATING & VARIABLE RATE DEMAND NOTES-- 62.6%                  RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
 $  1,900,000  Broward Co., FL, HFA MFH (Margate Investment Proj.).........  3.600%  07/01/1998  $ 1,900,000
    1,000,000  Eustis, FL, Multi-Purpose Rev...............................  3.600   07/01/1998    1,000,000
    3,800,000  Pinellas Co., FL, Health Fac. Auth. Rev. (Pooled Hosp. Loan)  3.900   07/01/1998    3,800,000
      500,000  Pinal Co., AZ, IDA PCR (Magma Copper Co.)...................  3.900   07/01/1998      500,000
    1,000,000  Palm Beach Co., FL, Water & Sewer Rev.......................  4.450   07/01/1998    1,000,000
    3,800,000  Kentucky Econ. Dev. Fin. Auth., Ser. 1995 (Sisters
                of Charity Nazareth).......................................  3.800   07/01/1998    3,800,000
    2,600,000  Jacksonville, FL, Health Fac. Auth. Rev., Ser. 1996
                (Genesis Rehab. Hosp.).....................................  4.000   07/01/1998    2,600,000
    1,000,000  Hillsborough Co., FL, IDA PCR (Tampa Elec.).................  4.100   07/01/1998    1,000,000
    1,500,000  Trinity River, TX, IDR, Ser. 1997 (ADP Proj.)...............  4.000   07/01/1998    1,500,000
    2,000,000  Orange Co., FL, IDR, Ser. 1997 (Univ. of Central Florida
                Foundation Proj.)..........................................  3.600   07/01/1998    2,000,000
    1,000,000  St. Petersburg, FL, HFA Rev., Ser. 1997 (Menorah
                Manor Project).............................................  3.550   07/01/1998    1,000,000
    1,305,000  Florida HFA MFH, Ser. EEE (Carlton Arms II Proj.)...........  3.650   07/01/1998    1,305,000
    1,735,000  Illinois Dev. Fin. Auth., MFH Rev. (Cobbler Square Proj.)...  4.250   07/01/1998    1,735,000
      300,000  Indiana HFA, Ser. 1991 (Capital Access Pool)................  3.600   07/01/1998      300,000
    1,000,000  Indiana Health Fac. Fin. Auth. Rev. (Capital Access Pool)...  3.600   07/01/1998    1,000,000
    1,300,000  Manatee Co., FL, HFA MFH Rev. (Harbour Proj. B).............  3.600   07/01/1998    1,300,000
    2,000,000  Boca Raton, FL, IDR (Parking Garage)........................  3.875   07/02/1998    2,000,000
    3,500,000  Iowa Financing Auth. Rev. (Burlington Medical Center).......  3.650   07/02/1998    3,500,000
    1,750,000  Harvard, IL, Health Care Fac. Rev., Ser. 1998...............  3.550   07/02/1998    1,750,000
    1,600,000  Plant City, FL, Hosp. Rev. (South Florida Baptist Hosp.)....  3.600   07/02/1998    1,600,000
    1,500,000  Marion Co., FL, HFA (Summer Trace Apts.)....................  3.600   07/02/1998    1,500,000
    1,500,000  Marion Co., FL, HFA (Paddock Place Proj.)...................  3.600   07/02/1998    1,500,000
    1,300,000  Jacksonville, FL, Health Fac. Rev. (Faculty Practice Assoc.)  3.650   07/02/1998    1,300,000
      875,000  Volusia Co., FL, HFA MFH Rev., Ser. H (Sun Pointe Apts.)....  3.450   07/07/1998      875,000
--------------                                                                                   ------------
 $ 39,765,000  TOTAL FLOATING & VARIABLE RATE DEMAND NOTES
--------------
               (Amortized Cost $39,765,000)................................                      $39,765,000
                                                                                                 ------------
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     ADJUSTABLE RATE PUT BONDS-- 2.3%                               RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
 $  1,000,000  Putnam Co., FL, Dev. Auth. PCR, Ser. 1984D (Seminole
                Elec. Coop.)...............................................  3.650%  12/15/1998  $ 1,000,000
      450,000  Wheat Ridge, CO, IDR, Ser. 1984 (Pearse Electronics Proj.)..  4.180   06/01/1999      450,000
--------------                                                                                   ------------
 $  1,450,000  TOTAL ADJUSTABLE RATE PUT BONDS
--------------
               (Amortized Cost $1,450,000).................................                      $ 1,450,000
                                                                                                 ------------

FLORIDA TAX-FREE MONEY FUND (Continued)
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     COMMERCIAL PAPER-- 8.5%                                        RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
 $  1,500,000  St. Lucie Co., FL, Rev......................................  3.650%  07/07/1998  $ 1,500,000
    1,400,000  Orange Co., FL, Health Fac. Auth. Rev.......................  3.750   07/08/1998    1,400,000
    2,500,000  Orange Co., FL, Health Fac. Auth. Rev.......................  3.600   07/09/1998    2,500,000
--------------                                                                                   ------------
 $  5,400,000  TOTAL COMMERCIAL PAPER
--------------
               (Amortized Cost $5,400,000).................................                      $ 5,400,000
                                                                                                 ------------

 $ 68,104,000  TOTAL INVESTMENT SECURITIES-- 107.3%
--------------
               (Amortized Cost $68,180,277)................................                      $68,180,277

               LIABILITIES IN EXCESS OF OTHER ASSETS-- (7.3)% .............                      ( 4,653,581 )
                                                                                                 ------------

               NET ASSETS-- 100.00% .......................................                      $63,526,696
                                                                                                 =============

See accompanying notes to financial statements and notes to portfolios of investments.

TAX-FREE INTERMEDIATE TERM FUND
PORTFOLIO OF INVESTMENTS
June 30, 1998
==============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     MUNICIPAL BONDS                                                RATE      DATE         VALUE
--------------------------------------------------------------------------------------------------------------
               ARIZONA -- 2.7%
 $    400,000  Arizona Educ. Loan Mkt. Corp. Rev., Ser. A..................  6.700%  03/01/2000  $   415,496
      600,000  Maricopa Co., AZ, School Dist. Rev., Ser. 1991C (Tempe Elem.) 8.000   07/01/2004      716,706
      300,000  Tucson, AZ, Water Dist. Rev.................................  9.750   07/01/2010      439,422
                                                                                                 ------------
                                                                                                   1,571,624
                                                                                                 ------------
               CALIFORNIA -- 3.2%
      600,000  Alameda Co., CA, IDR (Dicon Fiberoptics, Inc. Proj).........  3.500   07/02/1998      600,000
      460,000  Sacramento Co., CA, MFH ARPB (Fairway One Apts.)............  5.875   02/01/2003      463,100
      500,000  Santa Monica, CA, Redev. Agy. Lease Rev.....................  6.000   07/01/2003      540,230
      250,000  California HFA Multi-Unit Rental Rev., Ser. B...............  6.500   08/01/2005      264,820
                                                                                                 ------------
                                                                                                   1,868,150
                                                                                                 ------------
               COLORADO -- 0.5%
      300,000  Highland Ranch, CO, Metro Dist. GO, Ser. A..................  5.000   12/01/2010      299,439
                                                                                                 ------------

               FLORIDA -- 13.3%
      500,000  Florida HFA MFH ARPB, Ser. 1978B (Hampton Lakes II Proj.)...  5.700   04/01/2001      505,910
      200,000  Florida St. GO..............................................  6.500   05/01/2004      202,836
    1,000,000  Jacksonville, FL, Excise Tax Rev., Ser. B...................  5.400   10/01/2006    1,036,760
      750,000  Hillsborough Co., FL, Solid Waste Rev.......................  5.500   10/01/2006      802,455
      455,000  Pensacola, FL, Airport Rev., Ser. 1997B.....................  5.400   10/01/2007      484,261
    1,000,000  Pasco Co., FL, HFA MFH Rev., Ser. 1997B (Cypress
                Trail Apt. Proj.)..........................................  5.500   06/01/2008    1,041,070
    1,345,000  Florida HFA MFA Sr. Lien, Ser. I-1..........................  6.100   01/01/2009    1,399,109
    1,000,000  Halifax Hosp. Medical Ctr., FL, Health Care Fac. Rev.,
                Ser. 1998A.................................................  4.800   04/01/2010      985,630
      365,000  Halifax Hosp. Medical Ctr., FL, Health Care Fac. Rev.,
                Ser. 1998A.................................................  5.000   04/01/2011      363,609
      455,000  Tampa, FL, Health Sys. Rev., Ser. A-1 (Catholic Health East)  5.250   11/15/2011      472,618
      365,000  Halifax Hosp. Medical Ctr., FL, Health Care Fac. Rev.,
                Ser. 1998A.................................................  5.000   04/01/2012      360,332
                                                                                                 ------------
                                                                                                   7,654,590
                                                                                                 ------------
               ILLINOIS -- 3.5%
    1,000,000  Illinois HFA Rev. (Northwestern Medical Fac. Foundation)....  5.000   11/15/2012      995,890
    1,000,000  Chicago, IL, Park Dist. GO, Ser. A..........................  5.250   11/15/2012    1,024,050
                                                                                                 ------------
                                                                                                   2,019,940
                                                                                                 ------------
               INDIANA -- 8.7%
    3,185,000  Purdue University, IN, COP, Prerefunded @ 102...............  6.250   07/01/2001    3,439,609
    1,000,000  Indiana Bond Bank Special Prog. Rev., Ser. A-1..............  6.650   01/01/2004    1,073,670
      500,000  Indiana HFA Multi-Unit Mtg. Prog. Rev., Ser. 1992A..........  6.600   01/01/2012      531,155
                                                                                                 ------------
                                                                                                   5,044,434
                                                                                                 ------------
               IOWA -- 2.1%
      250,000  Iowa Student Loan Liquidity Corp. Rev.......................  6.400   07/01/2004      269,563
      365,000  Iowa HFA Rev................................................  6.500   07/01/2006      386,396
      240,000  Iowa Student Loan Liquidity Corp. Rev.......................  6.600   07/01/2008      255,909
      250,000  Cedar Rapids, IA, Hosp. Fac. Rev. (St. Luke's
                Methodist Hosp.)...........................................  6.000   08/15/2009      273,125
                                                                                                 ------------
                                                                                                   1,184,993
                                                                                                 ------------
               KENTUCKY -- 3.1%
      250,000  Kentucky EDR, Ser. 1995 (Sisters of Charity of Nazareth
                Hlth. Sys.)................................................  3.800   07/01/1998      250,000
      675,000  Owensboro, KY, Elec. Light & Power Rev., Prerefunded @ 102.. 10.250   01/01/2000      749,453
      750,000  Kentucky St. Turnpike Auth. EDR (Revitalization Proj.)......  5.250   07/01/2005      791,760
                                                                                                 ------------
                                                                                                   1,791,213
                                                                                                 ------------

TAX-FREE INTERMEDIATE TERM FUND (Continued)
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     MUNICIPAL BONDS                                                RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
               LOUISIANA -- 1.7%
 $    440,000  Louisiana Public Fac. Auth. Rev. (Medical Ctr. of Louisiana)  6.000%  10/15/2003    $ 469,528
      500,000  West Ouachita Parish, LA, School Dist. GO, Ser. A...........  6.700   03/01/2006      542,330
                                                                                                 ------------
                                                                                                   1,011,858
                                                                                                 ------------
               MASSACHUSETTS -- 4.0%
      750,000  Massachusetts St. Indust. Fin. Agy. ARPB
                (Asahi/America, Inc.)......................................  5.100   03/01/1999      756,495
      500,000  New England Educ. Loan Mkt. Corp. Rev., Ser. 1992B..........  6.600   09/01/2002      542,500
      500,000  New England Educ. Loan Mkt. Corp. Rev., Ser. 1992A..........  6.500   09/01/2002      540,610
      450,000  Massachusetts St. Indust. Fin. Agy. Rev., Ser. 1997
                (Hudner Assoc.)............................................  5.000   01/01/2008      460,597
                                                                                                 ------------
                                                                                                   2,300,202
                                                                                                 ------------
               MICHIGAN -- 2.7%
    1,000,000  Michigan St. Bldg. Auth. Rev., Ser. II......................  6.400   10/01/2004    1,085,540
      475,000  Battle Creek, MI, EDR Rev. (Kellogg Co Proj.)...............  5.125   02/01/2009      488,347
                                                                                                 ------------
                                                                                                   1,573,887
                                                                                                 ------------
               MISSISSIPPI -- 2.7%
      500,000  Mississippi Higher Educ. Rev., Ser. B.......................  6.100   07/01/2001      521,525
    1,000,000  Rankin Co., MS, School Dist. GO.............................  5.250   02/01/2010    1,052,320
                                                                                                 ------------
                                                                                                   1,573,845
                                                                                                 ------------
               NEBRASKA -- 1.1%
      620,000  Nebraska Invest. Fin. Auth. Rev., Ser. 1989 (Foundation
                for Educ. Fund), Escrowed to Maturity......................  7.000   11/01/2009      635,984
                                                                                                 ------------

               NEVADA -- 2.2%
    1,000,000  Las Vegas, NV, GO, Sewer Impt. Rev., Prerefunded @ 102......  6.500   04/01/2002    1,098,320
      185,000  Washoe Co., NV, GO..........................................  7.375   07/01/2009      195,160
                                                                                                 ------------
                                                                                                   1,293,480
                                                                                                 ------------
               NEW YORK -- 3.6%
      500,000  New York Local Govt. Asst. Corp. Rev., Ser. 1991B...........  7.000   04/01/2002      545,325
    1,300,000  New York St. Twy Auth. Local Hwy. & Impt. Rev...............  5.500   04/01/2006    1,390,337
                                                                                                 ------------
                                                                                                   1,935,662
                                                                                                 ------------
               NORTH CAROLINA -- 2.0%
    1,065,000  Durham, NC, COP, Prerefunded @ 102..........................  6.375   12/01/2001    1,163,289
                                                                                                 ------------

TAX-FREE INTERMEDIATE TERM FUND (Continued)
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     MUNICIPAL BONDS                                                RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
               OHIO -- 20.0%
 $    700,000  Franklin Co., OH, Rev., Ser. 1993 (American Chemical Soc.)..  5.500%  04/01/2000  $   715,890
      500,000  Franklin Co., OH, Rev. (Online Computer Library Ctr.).......  5.500   04/15/2000      513,545
      670,000  Fairfield, OH, IDR ARPB (Skyline Chili, Inc.)...............  5.000   09/01/2000      670,663
      270,000  Warren Co., OH, Hosp. Fac. Rev. (Otterbein Home)............  7.000   07/01/2003      296,209
    1,105,000  Ohio St. EDR Ohio Enterprise Bond Fd. (Smith Steelite Proj.)  5.600   12/01/2003    1,165,554
      500,000  Hamilton Co., OH, Hosp. Fac. Rev. (Episcopal
                Retirement Home)...........................................  6.600   01/01/2004      541,675
      360,000  Ohio St. EDR Ohio Enterprise Bond Fd. (Cheryl & Co.)........  5.500   12/01/2004      382,957
    1,000,000  Ohio St. Special Obligation Elem. & Secondary Educ.
                Fac. Rev. .................................................  5.000   12/01/2004    1,039,440
    1,005,000  Franklin Co., OH, Health Care Fac. Rev. (First
                Comm. Village).............................................  6.000   06/01/2006    1,066,144
      400,000  Painesville, OH, Elec. Rev..................................  6.000   11/01/2006      429,964
      530,000  Toledo, OH, GO..............................................  6.000   12/01/2006      589,106
      840,000  Kent State University General Receipts Rev..................  6.000   05/01/2007      934,206
      500,000  Ohio St. IDR, Ser. 1997 (Bomaine Corporation Proj.).........  5.500   11/01/2007      506,090
      749,067  Columbus, OH, Special Assessment GO.........................  5.050   04/15/2008      759,764
      800,000  West Clermont, OH, LSD GO...................................  6.150   12/01/2008      884,040
      500,000  Hamilton Co., OH, Hosp. Fac. Rev. (Bethesda Hosp.)..........  7.000   01/01/2009      507,545
      500,000  Jefferson Co., OH, County Jail Construction GO..............  4.900   12/01/2011      505,975
                                                                                                 ------------
                                                                                                  11,508,767
                                                                                                 ------------
               PENNSYLVANIA -- 4.6%
      500,000  Pennsylvania St., IDR, Ser. A, Prerefunded @ 102............  7.000   07/01/2001      550,625
      500,000  Pennsylvania St., Higher Educ. Fac. Auth. Rev., Ser. A
               (Univ. of Pennsylvania Health Serv.)........................  6.000   01/01/2006      548,645
      500,000  Pennsylvania Fin. Auth. Muni. Cap. Impt. Proj. Rev..........  6.600   11/01/2009      553,895
    1,000,000  Montgomery Co., PA, GO......................................  4.600   10/15/2011      985,470
                                                                                                 ------------
                                                                                                   2,638,635
                                                                                                 ------------
               SOUTH CAROLINA -- 2.3%
      525,000  South Carolina St. GO, Ser. A...............................  6.000   03/01/2004      560,238
      725,000  Richland-Lexington, SC, Airport Dist. Rev., Ser. 1995
                (Columbia Metro.)..........................................  6.000   01/01/2008      782,333
                                                                                                 ------------
                                                                                                   1,342,571
                                                                                                 ------------
               SOUTH DAKOTA -- 1.0%
      510,000  South Dakota Student Loan Assistance Corp. Rev., Ser. A.....  7.600   08/01/2004      569,277
                                                                                                 ------------

               TENNESSEE -- 2.0%
      525,000  Southeast, TN, Tax-Exempt Mtg. Trust ARPB, Ser. 1990........  7.250   04/01/2003      588,494
      500,000  Nashville, TN, Metro. Airport Rev., Ser. C..................  6.625   07/01/2007      543,590
                                                                                                 ------------
                                                                                                   1,132,084
                                                                                                 ------------
               TEXAS -- 7.2%
      500,000  Houston, TX, Sr. Lien Rev., Ser. A (Hotel
                Tax & Parking Fac.), Prerefunded @ 100.....................  7.000   07/01/2001      541,750
      350,000  Univ. of Texas, TX, Rev., Ser. B, Prerefunded @102..........  6.750   08/15/2001      384,174
    1,000,000  Texas National Research Lab. Fin. Corp. Lease Rev.,
                Prerefunded @ 102..........................................  6.850   12/01/2001    1,107,390
       50,000  N. Central, TX, Health Fac. Rev. (Baylor Health Care),
                Indexed INFLOS, Prerefunded @ 102..........................  7.950   05/15/2002       55,400
      500,000  N. Texas Higher Educ. Student Loan Rev., Ser. 1991A.........  6.875   04/01/2002      529,395
      450,000  N. Central, TX, Health Fac. Rev. (Baylor Health Care),
                Indexed INFLOS.............................................  7.950   05/15/2008      493,232
      321,908  Midland, TX, HFC Rev., Ser. A-2.............................  8.450   12/01/2011      350,063
      650,000  Univ. of Texas, TX, Rev., Ser. B............................  6.750   08/15/2013      708,240
                                                                                                 ------------
                                                                                                   4,169,644
                                                                                                 ------------

TAX-FREE INTERMEDIATE TERM FUND (Continued)
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     MUNICIPAL BONDS                                                RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
               UTAH -- 1.5%
 $    870,000  Utah St. School Dist. Fin. Corp. Rev., Mandatory Redemption.  8.375%  02/15/2002  $   872,958
                                                                                                 ------------

               VIRGINIA -- 1.2%
      700,000  Virginia St. Resource Auth. Sys. Rev........................  4.875   05/01/2013      694,484
                                                                                                 ------------

               WASHINGTON -- 2.5%
      335,000  Washington St. GO, Ser. A, Prerefunded @ 100................  6.400   03/01/2001      354,966
    1,000,000  Washington St. Motor Vehicle Fuel Tax GO....................  6.000   09/01/2004    1,074,550
                                                                                                 ------------
                                                                                                   1,429,516
                                                                                                 ------------
               WISCONSIN -- 0.7%
      430,000  Wisconsin St. Health and Educ. Fac. Auth. Rev. (Agnesian
                Healthcare, Inc.)..........................................  4.900   07/01/2011      426,977
--------------                                                                                   ------------

 $ 54,465,975  TOTAL MUNICIPAL BONDS-- 100.1%
==============
               (Amortized Cost $55,269,289)................................                      $57,707,503

               LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.1)% .............                          (64,516)
                                                                                                 ------------

               NET ASSETS-- 100.0% ........................................                      $57,642,987
                                                                                                 ============

See accompanying notes to financial statements and notes to portfolios of investments.

OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
June 30, 1998
==============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 95.4%          RATE      DATE         VALUE
--------------------------------------------------------------------------------------------------------------
 $    200,000  Montgomery Co., OH, Hosp. Rev. (Sisters of Charity),
                Prerefunded @ 102..........................................  6.625%  05/15/2001  $   216,486
      250,000  Franklin Co., OH, IDR (1st Comm. Village Healthcare),
               Crossover Refunded @ 101.5.................................. 10.125   08/01/2001      295,818
       30,000  Clermont Co., OH, Hosp. Fac. Rev., Ser. A (Mercy
                Health Sys.), Prerefunded @ 100............................  7.500   09/01/2001       33,047
      460,000  Westerville, Minerva Park & Blendon, OH, Joint Hosp.
                Dist. Rev. (St. Ann's), Prerefunded @ 102..................  7.100   09/15/2001      509,864
    1,000,000  Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.),
                Prerefunded @ 102..........................................  6.730   09/25/2001    1,098,820
      850,000  Alliance, OH, Waterworks Sys. Rev., Prerefunded @ 102.......  6.650   10/15/2001      933,682
      500,000  Clermont Co., OH, Sewer Sys. Rev., Ser. 1991,
                Prerefunded @ 102..........................................  7.100   12/01/2001      557,450
        5,000  Cleveland, OH, Waterworks Impt. Rev., Ser. 1992B (First Mtg.),
               Prerefunded @ 102...........................................  6.500   01/01/2002        5,480
    1,000,000  Kent St. Univ. General Receipts Rev., Prerefunded @ 102.....  6.500   05/01/2002    1,101,820
      500,000  Franklin Co., OH, Hosp. Rev., Ser. 1991 (Mt. Carmel),
                Prerefunded @ 102..........................................  6.750   06/01/2002      555,455
      500,000  Mahoning Co., OH, Hosp. Impt. Rev. (YHA, Inc.),
                Prerefunded @ 100..........................................  7.000   10/15/2002      555,450
      675,000  Reynoldsburg, OH, CSD GO, Prerefunded @102..................  6.550   12/01/2002      752,774
      145,000  Ohio St. Bldg. Auth. Rev. (Columbus St. Proj.),
                Prerefunded @ 100.......................................... 10.125   04/01/2003      172,775
       35,000  Ohio St. Bldg. Auth. Rev. (Frank Lausch Proj.),
                Prerefunded @ 100.......................................... 10.125   04/01/2003       41,704
      230,000  Summit Co., OH, GO, Ser. A, Prerefunded @ 100...............  6.900   08/01/2003      258,589
      290,000  Alliance, OH, CSD GO........................................  6.900   12/01/2006      321,288
      500,000  Mansfield, OH, Hosp. Impt. Rev. (Mansfield General).........  6.700   12/01/2009      546,575
      250,000  Ohio St. Water Dev. Auth. & Impt. Rev., Ser. I,
                Escrowed to Maturity.......................................  7.000   12/01/2009      293,158
      500,000  Ohio Capital Corp. MFH Rev., Ser. 1990A.....................  7.500   01/01/2010      527,555
      500,000  Hamilton, OH, Water Sys. Mtg. Rev., Ser. 1991A..............  6.400   10/15/2010      542,330
      500,000  Butler Co., OH, Hosp. Fac. Rev. (Middletown Regional Hosp.).  6.750   11/15/2010      547,730
    1,000,000  Canton, OH, Waterworks Sys. GO, Ser. 1995...................  5.750   12/01/2010    1,086,490
      495,000  Cleveland, OH, Waterworks Impt Rev., Ser. F (First Mtg.)....  6.500   01/01/2011      537,580
      255,000  Cuyahoga Co., OH, Hosp. Rev. (University Hosp.),
                Escrowed to Maturity.......................................  9.000   06/01/2011      326,576
      450,000  Ohio HFA SFM Rev., Ser. 1991D...............................  7.000   09/01/2011      476,784
      500,000  Greene Co., OH, Water Sys. Rev..............................  6.850   12/01/2011      549,440
      365,000  Bexley, OH, CSD GO..........................................  7.125   12/01/2011      454,002
      600,000  Westerville, OH, Water Sys. Impt. GO........................  6.450   12/01/2011      660,828
      530,000  Urbana, OH, Wastewater Impt. GO.............................  7.050   12/01/2011      595,482
      500,000  Maple Heights, OH, Various Purpose GO.......................  7.000   12/01/2011      556,545
      500,000  Cleveland, OH, GO, Ser. A...................................  6.375   07/01/2012      550,295
      255,000  Summit Co., OH, GO, Ser. A..................................  6.900   08/01/2012      278,740
      500,000  Worthington, OH, CSD GO.....................................  6.375   12/01/2012      543,890
      500,000  Strongsville, OH, CSD GO....................................  5.375   12/01/2012      532,875
      500,000  Summit Co., OH, Various Purpose GO..........................  6.625   12/01/2012      545,895
       95,000  Ohio St. Higher Educ. Fac. Comm. Rev........................  7.250   12/01/2012      103,268
      500,000  Warrensville Heights, OH, GO................................  6.400   12/01/2012      548,270
    1,095,000  West Clermont, OH, LSD GO...................................  6.900   12/01/2012    1,271,886
      500,000  Brunswick, OH, CSD GO.......................................  6.900   12/01/2012      550,225
      290,000  Ohio HFA SFM Rev., Ser. 1990D...............................  7.500   09/01/2013      305,126
    1,000,000  Lorain Co., OH, Hosp. Rev. (Catholic Health Care Partners)..  5.625   09/01/2014    1,062,610
      500,000  Ohio St. Bldg. Auth Rev., Ser. 1994A (Juvenille
                Correctional Bldg.)........................................  6.600   10/01/2014      564,495
      460,000  Bedford Heights, OH, GO.....................................  6.500   12/01/2014      517,969
      290,000  Garfield Heights, OH, Various Purpose GO....................  6.300   12/01/2014      323,341
      530,000  Ottawa Co., OH, GO..........................................  5.750   12/01/2014      568,605
    1,000,000  Portage Co., OH, GO.........................................  6.200   12/01/2014    1,109,450
      290,000  Northwest, OH, LSD GO.......................................  7.050   12/01/2014      320,502
OHIO INSURED TAX-FREE FUND (Continued)
============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 95.4%          RATE      DATE         VALUE
------------------------------------------------------------------------------------------------------------
 $  1,000,000  Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.).......  5.875%  09/01/2015  $ 1,059,510
      600,000  Toledo-Lucas Co., OH, Convention Ctr. Rev...................  5.700   10/01/2015      641,568
      400,000  Warren, OH, Waterworks Rev..................................  5.500   11/01/2015      427,788
    1,420,000  Stow, OH, Safety Center Const. GO...........................  6.150   12/01/2015    1,558,194
    1,000,000  Tuscarawas Valley, OH, LSD GO, Ser. 1995....................  6.600   12/01/2015    1,142,820
    1,700,000  Massillon, OH, GO...........................................  6.625   12/01/2015    1,945,446
      500,000  Ohio St. Higher Educ. Fac. Rev. (Univ. of Dayton)...........  6.750   12/01/2015      555,805
      500,000  Delaware, OH, CSD GO........................................  5.750   12/01/2015      530,425
    1,000,000  Buckeye Valley, OH, LSD GO..................................  6.850   12/01/2015    1,227,460
      750,000  Columbus-Polaris Hsg. Corp. Ohio Mtg. Rev.,
                Prerefunded @ 10...........................................  7.400   01/01/2016      870,795
      500,000  Cleveland, OH, Waterworks Impt. Rev., Ser. F (First Mtg.)...  6.250   01/01/2016      538,990
      500,000  Ohio St. Air Quality Dev. Rev., Ser. A (Ohio Edison)........  7.450   03/01/2016      534,300
      316,000  Ohio HFA SFM Rev., Ser. 1990F...............................  7.600   09/01/2016      334,581
      846,000  Ohio HFA SFM Rev., Ser. 1991D...............................  7.050   09/01/2016      895,034
      500,000  Celina, OH, Wastewater Sys. Mtg. Rev........................  6.550   11/01/2016      539,565
    1,000,000  Cleveland, OH, Public Power Sys. Rev., Ser. 1...............  7.000   11/15/2016    1,152,810
      750,000  Montgomery Co., OH, Hosp. Rev. (Miami Valley Hosp.).........  6.250   11/15/2016      815,145
      590,000  Garfield Heights, OH, Various Purpose GO....................  7.050   12/01/2016      639,513
    1,000,000  Greater Cleveland, OH, Regional Transit Auth. GO............  5.650   12/01/2016    1,055,150
      815,000  Butler Co., OH, GO..........................................  5.750   12/01/2016      869,263
    2,250,000  North Olmsted, OH, GO.......................................  5.000   12/01/2016    2,236,522
    1,260,000  Cleveland, OH, Airport Sys. Rev., Ser. C....................  5.125   01/01/2017    1,260,542
      800,000  Ohio St. Bldg. Auth. Rev. (Adult Correctional Bldg.)........  5.600   04/01/2017      839,632
      750,000  Butler Co., OH, Transportation Impt. Dist., Ser. A..........  5.125   04/01/2017      748,688
    1,000,000  Lorain Co., OH, Hosp. Rev...................................  5.625   09/01/2017    1,052,040
      500,000  Toledo, OH, Sewer Sys. Rev..................................  6.350   11/15/2017      558,565
    1,000,000  Mason, OH, CSD GO...........................................  5.300   12/01/2017    1,025,040
      755,000  Dayton, OH, GO..............................................  5.000   12/01/2017      747,563
    1,330,000  Ohio St. Univ. COP (Agriculture Tech. Inst.)................  5.050   12/01/2017    1,307,643
    1,000,000  Rocky River, OH, CSD GO, Ser. 1998..........................  5.375   12/01/2017    1,051,310
    1,000,000  Hamilton Co., OH, Sewer Sys. Impt. Rev., Ser. A.............  5.000   12/01/2017      990,150
    1,400,000  Cuyahoga Co., OH, Util. Sys. Impt. Rev. (Medical
                Center Proj.)..............................................  5.125   02/15/2018    1,390,494
    1,660,000  Franklin Co., OH, Hosp. Rev. (Holy Cross Health Sys.).......  5.000   06/01/2018    1,625,090
      500,000  Ohio St. Air Quality Dev. Rev., Ser. 1990B (Ohio Edison)....  7.100   06/01/2018      534,625
    1,265,000  Defiance, OH, Waterworks Sys. GO............................  5.650   12/01/2018    1,339,369
    1,000,000  Hamilton Co., OH, Sales Tax Rev. (Football Stadium Proj.)...  5.000   12/01/2018      984,870
    1,000,000  S. Euclid-Lyndhurst, OH, CSD GO, Ser. 1996..................  6.400   12/01/2018    1,135,060
      500,000  Seneca Co., OH, GO (Jail Fac.)..............................  6.500   12/01/2018      550,835
      500,000  Newark, OH, Water Sys. Impt. Rev............................  6.000   12/01/2018      544,560
    1,000,000  Little Miami, OH, LSD GO....................................  5.000   12/01/2018      986,100
      500,000  Crawford Co., OH, GO........................................  6.750   12/01/2019      569,915
    1,000,000  Butler Co., OH, Sales Tax Rev...............................  5.000   12/15/2019      981,910
      360,000  Cuyahoga Co., OH, Hosp. Rev. (University Hosp.).............  6.250   01/15/2020      387,047
    1,000,000  Alliance, OH, Waterworks Sys. Rev...........................  5.000   11/15/2020      977,550
    1,210,000  Greene Co., OH, Sewer Sys. Rev..............................  5.125   12/01/2020    1,205,789
    1,000,000  Ohio St. Air Quality Dev. Rev., Ser. 1985A (Columbus
                Southern Power)............................................  6.375   12/01/2020    1,086,150
       15,000  Puerto Rico, HFC SFM Rev., Ser. A...........................  7.800   10/15/2021       15,310
    1,750,000  Cuyahoga Co., OH, Hosp. Rev., Ser. I (Walker Center)........  5.000   01/01/2023    1,699,460
    1,000,000  Ohio St. Air Quality Dev. Rev. (Penn Power).................  6.450   05/01/2027    1,086,270
--------------                                                                                   ------------
 $ 66,412,000  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
--------------
               (Amortized Cost $66,380,117)................................                      $71,061,280
                                                                                                 ------------

OHIO INSURED TAX-FREE FUND (Continued)
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FLOATING & VARIABLE RATE DEMAND NOTES-- 1.5%                   RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
 $  1,100,000  Hamilton Co., OH, Waterworks Sys. Rev. (Health Alliance)....  3.550%  07/01/1998  $ 1,100,000
--------------                                                                                   ------------
               (Amortized Cost $1,100,000)

 $ 67,512,000  TOTAL INVESTMENT SECURITIES-- 96.9%
==============
               (Amortized Cost $67,480,117)................................                      $72,161,280

               OTHER ASSETS IN EXCESS OF LIABILITIES-- 3.1% ...............                        2,342,564
                                                                                                 ------------

               NET ASSETS-- 100.0% ........................................                      $74,503,844
                                                                                                 ============

See accompanying notes to financial statements and notes to portfolios of investments.

KENTUCKY TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
June 30, 1998
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 101.0%         RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
 $     90,000  Jefferson Co., KY, Capital Proj. Corp. Rev., Ser. A.........  0.000%  08/15/1999  $    85,606
      200,000  Owensboro, KY, Electric Light & Power Rev.,
                Prerefunded @ 102.......................................... 10.250   01/01/2000      222,060
      200,000  Mt. Sterling, KY, Lease Rev., Kentucky League of Cities.....  5.625   03/01/2003      210,398
      615,000  Kentucky St. Turnpike Auth. Resource Recovery Road Rev.,
                Escrowed to Maturity.......................................  6.125   07/01/2007      659,784
       50,000  Lexington-Fayette Urban Co., KY, Airport Corp.,
                First Mtg. Rev. ...........................................  7.750   04/01/2008       51,493
      450,000  Ashland, KY, PCR (Ashland Oil, Inc.)........................  7.375   07/01/2009      479,331
      275,000  Kentucky St.Turnpike Auth. Resource Recovery Road Rev.,
                Ser. A.....................................................  6.000   07/01/2009      275,508
      370,000  Kentucky St. EDR, Ser. A (South Central Nursing)............  6.000   07/01/2011      403,581
      250,000  Kentucky Higher Educ. Student Loan Rev., Ser. D.............  7.100   12/01/2011      269,457
      200,000  Univ. of Louisville, KY, Rev., Ser. H.......................  5.875   05/01/2012      213,974
      400,000  Kentucky St. EDA Hosp. Sys. Rfdg. and Impt. Rev.
                (Appalachian Reg. Healthcare)..............................  5.800   10/01/2012      416,508
      725,000  Boone Co., KY, Public Properties Corp. Sewer Sys. Rev.......  5.150   12/01/2012      733,497
      305,000  Fern Creek, KY, Fire Protection Dist. Hldg. Co. Rev.
                (Fire Station No. 2).......................................  5.750   01/15/2014      316,017
      350,000  Richmond, KY,  Water, Gas & Sewer Rev., Ser. A..............  5.000   07/01/2015      349,206
      350,000  Kentucky St. EDA, Ser. 1998A (Catholic Health)..............  5.000   12/01/2018      342,535
      200,000  Kentucky Area Dev. Dist. Fin. Trust Lease Prog. Rev.
                (Calloway Fire)............................................  5.600   12/01/2018      202,856
      295,000  Ashland, KY, Solid Waste Rev. (Ashland Oil, Inc. Proj.).....  7.200   10/01/2020      321,674
      350,000  Lexington-Fayette Co., KY, Proj. Rev.
                (University of Kentucky Alumni Assn., Inc.)................  5.000   11/01/2020      343,511
      260,000  Greater Kentucky Hsg Assistance Corp. Mtg. Rev., Ser. A
                (FHA, Osage, Sec. 8).......................................  5.350   07/01/2022      260,081
      270,000  Greater Kentucky Hsg Assistance Corp. Mtg. Rev., Ser. A.....  6.250   07/01/2022      275,759
      350,000  Kenton Co., KY, Public Properties Corp. Rev., Ser. A........  5.000   03/01/2023      339,360
      400,000  Kentucky St. EDR Fin. Auth. Health Care Fac. Rev., Ser. 1998
               (Christian Church Homes)....................................  5.375   11/15/2023      393,712
      250,000  Louisville & Jefferson Co., KY, Regional Airport Auth.
                Sys. Rev., Ser. A..........................................  5.000   07/01/2025      241,033
--------------                                                                                   ------------
 $  7,205,000  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
--------------
               (Amortized Cost $7,263,205).................................                      $ 7,406,941
                                                                                                 ------------
=============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY      MARKET
    AMOUNT     FLOATING & VARIABLE RATE DEMAND NOTES-- 1.4%                   RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------
 $    100,000  Kentucky St. EDR, Ser. 1995 (Sisters of Charity of
                Nazareth Hlth. Sys.).......................................  3.800%  07/01/1998  $   100,000
--------------                                                                                   ------------
               (Amortized Cost $100,000)

 $  7,305,000  TOTAL INVESTMENT SECURITIES-- 102.4%
==============
               (Amortized Cost $7,363,205).................................                      $ 7,506,941

               LIABILITIES IN EXCESS OF OTHER ASSETS-- (2.4)% .............                        ( 177,111 )
                                                                                                 ------------

               NET ASSETS-- 100.0% ........................................                      $ 7,329,830
                                                                                                 ============

See accompanying notes to financial statements and notes to portfolios of investments.

NOTES TO PORTFOLIOS OF INVESTMENTS
June 30, 1998
================================================================================
Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at June 30, 1998.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:
ARPB -  Adjustable Rate Put Bonds                    ISD - Independent School District
BANS - Bond Anticipation Notes                       LSD - Local School District
COP - Certificates of Participation                  MFH - Multi-Family Housing
CSD - City School District                           MFM - Multi-Family Mortgage
EDA - Economic Development Authority                 PCR - Pollution Control Revenue
EDR - Economic Development Revenue                   RANS - Revenue Anticipation Notes
GO - General Obligation                              SFM - Single Family Mortgage
HFA - Housing Finance Authority/Agency               TANS - Tax Anticipation Notes
HFC - Housing Finance Corporation                    TRANS - Tax Revenue Anticipation Notes
IDA - Industrial Development Authority/Agency        USD - Unified School District
IDR - Industrial Development Revenue                 VRDN - Variable Rate Demand Notes

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
================================================================================

LOGO: ARTHUR ANDERSEN LLP

To the Shareholders and Board of Trustees of Countrywide Tax-Free Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of Countrywide Tax-Free Trust (comprising, respectively, the Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund, Florida Tax-Free Money Fund, Tax-Free Intermediate Term Fund, Ohio Insured Tax-Free Fund and Kentucky Tax-Free Fund) (a Massachusetts business trust) as of June 30, 1998, and (i) for the Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund, Florida Tax-Free Money Fund, Tax-Free Intermediate Term Fund, Ohio Insured Tax-Free Fund the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for the periods indicated thereon and (ii) for the Kentucky Tax-Free Fund the related statements of operations, statements of changes in net assets and the financial highlights for the ten-month period ended June 30, 1998 and the year ended August 31, 1997. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights for the Kentucky Tax-Free Fund for the period ended August 31, 1996 were audited by other auditors whose report dated October 18, 1996, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us and referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Countrywide Tax-Free Trust as of June 30, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and the financial highlights for the periods referred above, in conformity with generally accepted accounting principles.


/s/ Arthur Andersen LLP


Cincinnati, Ohio,
August 7, 1998